UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                         Dreyfus Founders Balanced Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                            Market Value
---------------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 51.3%
Apparel Retail - 0.5%
20,400                                              Gap, Inc.                                                            $445,499
                                                                                                                      -----------

Application Software - 1.7%
14,300                                              Mercury Interactive Corporation*                                      677,534
85,100                                              Siebel Systems, Inc.*                                                 776,963
                                                                                                                      -----------
                                                                                                                        1,454,497
                                                                                                                      -----------

Asset Management & Custody Banks - 1.1%
21,400                                              Northern Trust Corporation                                            929,616
                                                                                                                      -----------

Biotechnology - 1.7%
9,500                                               Genentech, Inc.*                                                      537,795
12,800                                              Gilead Sciences, Inc.*                                                458,240
18,700                                              MedImmune, Inc.*                                                      445,247
                                                                                                                      -----------
                                                                                                                        1,441,282
                                                                                                                      -----------

Broadcasting & Cable TV - 1.4%
24,000                                              Comcast Corporation Special Class A*                                  801,600
15,200                                              EchoStar Communications Corporation                                   444,600
                                                                                                                      -----------
                                                                                                                        1,246,200
                                                                                                                      -----------

Communications Equipment - 0.5%
11,900                                              QUALCOMM, Inc.                                                        436,135
                                                                                                                      -----------

Computer Hardware - 0.9%
6,100                                               Apple Computer, Inc.*                                                 254,187
5,300                                               International Business Machines Corporation                           484,314
                                                                                                                      -----------
                                                                                                                          738,501
                                                                                                                      -----------

Computer Storage & Peripherals - 0.6%
41,900                                              EMC Corporation*                                                      516,208
                                                                                                                      -----------

Construction Materials - 0.8%
11,900                                              Lafarge North America, Inc.                                           695,555
                                                                                                                      -----------

Department Stores - 1.1%
18,100                                              Kohl's Corporation*                                                   934,503
                                                                                                                      -----------

Diversified Banks - 0.6%
9,200                                               Wells Fargo & Company                                                 550,160
                                                                                                                      -----------

Employment Services - 0.5%
15,400                                              Monster Worldwide, Inc.*                                              431,970
                                                                                                                      -----------

General Merchandise Stores - 2.1%
31,700                                              Dollar General Corporation                                            694,547
22,000                                              Target Corporation                                                  1,100,440
                                                                                                                      -----------
                                                                                                                        1,794,987
                                                                                                                      -----------

Healthcare Distributors - 0.3%
8,100                                               Henry Schein, Inc.*                                                   290,304
                                                                                                                      -----------

Healthcare Equipment - 2.4%
21,700                                              Biomet, Inc.                                                          787,710
8,408                                               Medtronic, Inc.                                                       428,388
11,500                                              Zimmer Holdings, Inc.*                                                894,815
                                                                                                                      -----------
                                                                                                                        2,110,913
                                                                                                                      -----------

Healthcare Facilities - 1.2%
21,200                                              Triad Hospitals, Inc.*                                              1,062,120
                                                                                                                      -----------

Healthcare Supplies - 0.5%
8,200                                               Charles River Laboratories International, Inc.*                       385,728
                                                                                                                      -----------

Hotels, Resorts & Cruise Lines - 0.7%
12,200                                              Carnival Corporation                                                  632,082
                                                                                                                      -----------

Household Products - 1.4%
7,100                                               Clorox Company                                                        447,229
15,050                                              Colgate-Palmolive Company                                             785,159
                                                                                                                      -----------
                                                                                                                        1,232,388
                                                                                                                      -----------

Hypermarkets & Super Centers - 1.8%
30,600                                              Wal-Mart Stores, Inc.                                               1,533,366
                                                                                                                      -----------

Industrial Conglomerates - 0.8%
18,300                                              General Electric Company                                              659,898
                                                                                                                      -----------

Industrial Gases - 0.9%
16,200                                              Praxair, Inc.                                                         775,332
                                                                                                                      -----------

Investment Banking & Brokerage - 1.7%
9,300                                               Goldman Sachs Group, Inc.                                           1,022,907
7,100                                               Morgan Stanley                                                        406,475
                                                                                                                      -----------
                                                                                                                        1,429,382
                                                                                                                      -----------

Leisure Facilities - 0.9%
17,800                                              Royal Caribbean Cruises Limited                                       795,482
                                                                                                                      -----------

Movies & Entertainment - 2.7%
19,100                                              DreamWorks Animation SKG, Inc.*                                       777,561
44,600                                              Time Warner, Inc.*                                                    782,730
23,100                                              Viacom, Inc. Class B                                                  804,573
                                                                                                                      -----------
                                                                                                                        2,364,864
                                                                                                                      -----------

Oil & Gas Drilling - 0.9%
15,700                                              Diamond Offshore Drilling, Inc.                                       783,430
                                                                                                                      -----------

Oil & Gas Exploration & Production - 0.9%
12,370                                              Apache Corporation                                                    757,415
                                                                                                                      -----------

Other Diversified Financial Services - 1.0%
9,866                                               Citigroup, Inc.                                                       443,378
11,408                                              JPMorgan Chase & Company                                              394,717
                                                                                                                      -----------
                                                                                                                          838,095
                                                                                                                      -----------

Personal Products - 1.0%
17,900                                              Gillette Company                                                      903,592
                                                                                                                      -----------

Pharmaceuticals - 6.5%
17,100                                              Abbott Laboratories                                                   797,202
14,300                                              Eli Lilly and Company                                                 745,030
47,700                                              IVAX Corporation*                                                     943,029
7,700                                               Johnson & Johnson                                                     517,132
25,400                                              MGI Pharma, Inc.*                                                     641,858
31,975                                              Pfizer, Inc.                                                          839,983
26,200                                              Wyeth                                                               1,105,116
                                                                                                                      -----------
                                                                                                                        5,589,350
                                                                                                                      -----------

Railroads - 2.6%
23,700                                              Burlington Northern Santa Fe Corporation                            1,278,141
13,400                                              Union Pacific Corporation                                             933,980
                                                                                                                      -----------
                                                                                                                        2,212,121
                                                                                                                      -----------

Semiconductor Equipment - 0.7%
22,800                                              Novellus Systems, Inc.*                                               609,444
                                                                                                                      -----------

Semiconductors - 2.4%
20,900                                              Broadcom Corporation*                                                 625,328
14,500                                              Intel Corporation                                                     336,835
16,800                                              Maxim Integrated Products, Inc.                                       686,616
17,200                                              Microchip Technology, Inc.                                            447,372
                                                                                                                      -----------
                                                                                                                        2,096,151
                                                                                                                      -----------

Specialty Stores - 1.6%
10,700                                              Bed Bath & Beyond, Inc.*                                              390,978
55,000                                              CSK Auto Corporation*                                                 970,750
                                                                                                                      -----------
                                                                                                                        1,361,728
                                                                                                                      -----------

Systems Software - 2.6%
11,800                                              Adobe Systems, Inc.                                                   792,606
46,800                                              Microsoft Corporation                                               1,131,156
13,900                                              Symantec Corporation*                                                 296,487
                                                                                                                      -----------
                                                                                                                        2,220,249
                                                                                                                      -----------

Thrifts & Mortgage Finance - 1.3%
29,300                                              The PMI Group, Inc.                                                 1,113,693
                                                                                                                      -----------

Trading Companies & Distributors - 1.0%
14,300                                              W.W. Grainger, Inc.                                                   890,461
                                                                                                                      -----------

Total Common Stocks (Domestic)                                                                                         44,262,701
(Cost - $40,100,456)                                                                                                  -----------

Common Stocks (Foreign) - 5.5%
Application Software - 1.3%
39,500                                              Amdocs Limited (CI)*                                                1,121,800
                                                                                                                      -----------

Auto Parts & Equipment - 0.6%
9,900                                               Autoliv, Inc. (SW)                                                    471,735
                                                                                                                      -----------

IT Consulting & Other Services - 2.0%
71,800                                              Accenture Limited Class A (BD)*                                     1,733,970
                                                                                                                      -----------

Pharmaceuticals - 0.9%
22,725                                              Shire Pharmaceuticals Group PLC ADR (UK)                              779,013
                                                                                                                      -----------

Semiconductors - 0.7%
16,300                                              Marvell Technology Group Limited (BD)*                                624,942
                                                                                                                      -----------

Total Common Stocks (Foreign)                                                                                           4,731,460
(Cost - $4,687,106)                                                                                                   -----------


Principal Amount                                                                                                  Market Value
---------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds (Domestic) - 11.3%
Automobile Manufacturers - 2.4%
$2,000,000                                          Toyota Motor Credit Corporation 5.65% 1/15/07                      $2,052,140
                                                                                                                      -----------

Diversified Banks - 2.0%
1,540,000                                           Washington Mutual, Inc. 8.25% 4/1/10                                1,746,945
                                                                                                                      -----------

General Merchandise Stores - 0.9%
750,000                                             Target Corporation 5.875% 3/1/12                                      791,760
                                                                                                                      -----------

Household Products - 1.9%
1,500,000                                           Colgate-Palmolive Company 5.98% 4/25/12                             1,613,025
                                                                                                                      -----------

Movies & Entertainment - 2.3%
2,000,000                                           Viacom, Inc. 7.75% 6/1/05                                           2,013,260
                                                                                                                      -----------

Pharmaceuticals - 1.8%
1,500,000                                           Abbott Laboratories 5.625% 7/1/06                                   1,527,900
                                                                                                                      -----------

Total Corporate Bonds (Domestic)                                                                                        9,745,030
(Cost - $9,461,481)                                                                                                   -----------

U.S. Government Securities - 12.9%
Agency Pass Through - 3.6%
2,970,537                                           U.S. Small Business Administration Series 10-A 6.64% 2/1/11         3,116,331
                                                                                                                      -----------

Government Sponsored Enterprises - 4.0%
700,000                                             Federal Farm Credit Bank 4.70% 12/10/14                               690,550
800,000                                             Federal Home Loan Bank 4.50% 11/15/12                                 793,344
2,000,000                                           Private Export Funding Corporation 3.40% 2/15/08                    1,955,720
                                                                                                                      -----------
                                                                                                                        3,439,614
                                                                                                                      -----------

Mortgage-Backed Securities:  GNMA/Guaranteed - 1.7%
1,459,213                                           Government National Mortgage Association 6.00% 1/15/33 Pool #5      1,500,538
                                                                                                                      -----------

U.S.  Treasury Notes - 3.6%
1,162,730                                           U.S. Treasury Inflation Index Note 3.875% 1/15/09                   1,282,340
                                                    U.S. Treasury Note:
900,000                                             4.25% 8/15/14                                                         882,567
900,000                                             5.75% 8/15/10                                                         965,817
                                                                                                                      -----------
                                                                                                                        3,130,724
                                                                                                                      -----------

Total U.S. Government Securities                                                                                       11,187,207
(Cost - $11,172,006)                                                                                                  -----------

Government Bonds (Foreign) - 3.5%
CAD 3,535,000                                       Province of Quebec 6.50% 12/1/05 (CA)                               2,990,884
                                                                                                                      -----------

Total Government Bonds (Foreign)                                                                                        2,990,884
(Cost - $2,348,994)                                                                                                   -----------

Supranational Obligations - 1.1%
$1,000,000                                          International Finance Corporation 3.75% 6/30/09                       977,340
                                                                                                                      -----------

Total Supranational Obligations                                                                                           977,340
(Cost - $999,410)                                                                                                     -----------


Principal Amount                                                                                                  Amortized Cost
---------------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 14.8%
Integrated Oil & Gas - 1.6%
$1,400,000                                          ChevronTexaco Corporation 2.63% 4/4/05                             $1,399,693
                                                                                                                      -----------

Other Diversified Financial Services - 3.2%
2,800,000                                           American Express Company 2.58% 4/4/05                               2,799,398
                                                                                                                      -----------

Publishing - 4.6%
4,000,000                                           Gannett Company 2.74% 4/5/05~                                       3,998,782
                                                                                                                      -----------

Special Purpose Entity - 5.4%
                                                    Prudential Funding:
4,100,000                                           2.65% 4/1/05                                                        4,100,000
600,000                                             2.74% 4/6/05                                                          599,772
                                                                                                                      -----------
                                                                                                                        4,699,772
                                                                                                                      -----------

Total Corporate Short-Term Notes                                                                                       12,897,645
(Amortized Cost - $12,897,645)                                                                                        -----------


Total Investments - 100.4%                                                                                             86,792,267
(Cost - $81,667,098)
Other Assets and Liabilities - (0.4%)                                                                                   (313,423)
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                   $86,478,844
                                                                                                                      ===========

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

ADR - American Depositary Receipt
BD - Bermuda
CA - Canada
CI - Channel Islands
SW - Sweden
UK - United Kingdom

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $3,998,782, or 4.6%, of the Fund's net assets as of March 31, 2005.

Federal Tax  Information
------------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $82,533,524. The gross tax appreciation was $5,751,942 and the gross tax depreciation was $1,493,199, resulting in net tax appreciation of $4,258,743.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                         Dreyfus Founders Discovery Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 95.4%
Air Freight & Logistics - 4.1%
113,800                                             Forward Air Corporation                                       $4,845,604
171,899                                             Hub Group, Inc. Class A*                                      10,772,910
133,840                                             UTI Worldwide, Inc.                                            9,295,188
                                                                                                                ------------
                                                                                                                  24,913,702
                                                                                                                ------------

Aluminum - 0.5%
97,975                                              Century Aluminum Company*                                      2,964,724
                                                                                                                ------------

Application Software - 2.5%
1,158,609                                           Epicor Software Corporation*                                  15,177,778
                                                                                                                ------------

Asset Management & Custody Banks - 1.6%
154,175                                             Affiliated Managers Group, Inc.*                               9,563,475
                                                                                                                ------------

Biotechnology - 1.6%
928,600                                             Alkermes, Inc.*                                                9,638,868
                                                                                                                ------------

Building Products - 1.9%
28,129                                              ElkCorp                                                        1,081,841
228,662                                             Trex Company, Inc.*                                           10,154,879
                                                                                                                ------------
                                                                                                                  11,236,720
                                                                                                                ------------

Casinos & Gaming - 6.4%
427,307                                             Pinnacle Entertainment, Inc.*                                  7,136,027
173,249                                             Station Casinos, Inc.                                         11,702,970
693,475                                             WMS Industries, Inc.*                                         19,528,256
                                                                                                                ------------
                                                                                                                  38,367,253
                                                                                                                ------------

Communications Equipment - 8.3%
291,439                                             Avocent Corporation*                                           7,478,325
250,540                                             Harris Corporation                                             8,180,131
812,707                                             Polycom, Inc.*                                                13,775,384
316,275                                             SafeNet, Inc.*                                                 9,270,020
703,000                                             Tekelec*                                                      11,205,820
                                                                                                                ------------
                                                                                                                  49,909,680
                                                                                                                ------------

Construction & Engineering - 1.3%
331,475                                             Dycom Industries, Inc.*                                        7,620,610
                                                                                                                ------------

Diversified Commercial Services - 1.4%
306,835                                             Education Management Corporation*                              8,576,038
                                                                                                                ------------

Electrical Components & Equipment - 0.9%
136,908                                             AMETEK, Inc.                                                   5,510,547
                                                                                                                ------------

Electronic Equipment Manufacturers - 1.7%
1,095,165                                           Aeroflex, Inc.*                                               10,217,889
                                                                                                                ------------

Electronic Manufacturing Services - 1.2%
387,700                                             RadiSys Corporation*                                           5,489,832
43,430                                              Trimble Navigation Limited*                                    1,468,368
                                                                                                                ------------
                                                                                                                   6,958,200
                                                                                                                ------------

Environmental Services - 1.2%
157,194                                             Stericycle, Inc.*                                              6,947,975
                                                                                                                ------------

General Merchandise Stores - 1.4%
299,770                                             Tuesday Morning Corporation*                                   8,654,360
                                                                                                                ------------

Gold - 0.5%
192,325                                             Glamis Gold Limited*                                           3,002,193
                                                                                                                ------------

Healthcare Distributors - 1.6%
268,472                                             Henry Schein, Inc.*                                            9,622,036
                                                                                                                ------------

Healthcare Equipment - 2.8%
232,850                                             ArthroCare Corporation*                                        6,636,225
266,254                                             I-Flow Corporation*                                            4,214,801
245,125                                             Kyphon, Inc.*                                                  6,169,796
                                                                                                                ------------
                                                                                                                  17,020,822
                                                                                                                ------------

Healthcare Services - 1.1%
326,525                                             Option Care, Inc.                                              6,723,150
                                                                                                                ------------

Home Furnishings - 2.3%
736,693                                             Tempur-Pedic International, Inc.*                             13,746,691
                                                                                                                ------------

Hotels, Resorts & Cruise Lines - 4.0%
162,468                                             Choice Hotels International, Inc.                             10,064,893
354,240                                             Gaylord Entertainment Company*                                14,311,296
                                                                                                                ------------
                                                                                                                  24,376,189
                                                                                                                ------------

Industrial Machinery - 1.9%
124,350                                             Briggs & Stratton Corporation                                  4,527,584
174,350                                             IDEX Corporation                                               7,035,023
                                                                                                                ------------
                                                                                                                  11,562,607
                                                                                                                ------------

Internet Software & Services - 2.8%
953,577                                             Digitas, Inc.*                                                 9,631,128
410,875                                             Shopping.com Limited*                                          7,313,575
                                                                                                                ------------
                                                                                                                  16,944,703
                                                                                                                ------------

IT Consulting & Other Services - 1.1%
14,085                                              CACI International, Inc. Class A*                                777,915
292,150                                             Kanbay International, Inc.*                                    5,977,389
                                                                                                                ------------
                                                                                                                   6,755,304
                                                                                                                ------------

Leisure Facilities - 1.3%
280,975                                             Life Time Fitness, Inc.*                                       7,580,706
                                                                                                                ------------

Leisure Products - 1.8%
529,317                                             Marvel Enterprises, Inc.*                                     10,586,340
                                                                                                                ------------

Multi-Line Insurance - 1.0%
172,150                                             HCC Insurance Holdings, Inc.                                   6,224,944
                                                                                                                ------------

Oil & Gas Drilling - 3.3%
450,650                                             Patterson-UTI Energy, Inc.                                    11,275,263
351,000                                             Pride International, Inc.*                                     8,718,840
                                                                                                                ------------
                                                                                                                  19,994,103
                                                                                                                ------------

Oil & Gas Equipment & Services - 2.5%
403,700                                             Grant Prideco, Inc.*                                           9,753,392
119,570                                             National-Oilwell Varco, Inc.*                                  5,583,919
                                                                                                                ------------
                                                                                                                  15,337,311
                                                                                                                ------------

Oil & Gas Exploration & Production - 1.3%
218,200                                             Spinnaker Exploration Company*                                 7,752,646
                                                                                                                ------------

Pharmaceuticals - 10.9%
424,400                                             Endo Pharmaceuticals Holdings, Inc.*                           9,570,220
342,300                                             First Horizon Pharmaceutical Corporation*                      5,778,024
1,014,932                                           Impax Laboratories, Inc.                                      16,238,912
382,672                                             Inspire Pharmaceuticals, Inc.*                                 3,122,604
595,877                                             Medicis Pharmaceutical Corporation Class A                    17,864,392
806,788                                             Salix Pharmaceuticals Limited*                                13,303,934
                                                                                                                ------------
                                                                                                                  65,878,086
                                                                                                                ------------

Restaurants - 2.7%
130,219                                             Red Robin Gourmet Burgers                                      6,629,449
303,798                                             RARE Hospitality International, Inc.*                          9,381,282
                                                                                                                ------------
                                                                                                                  16,010,731
                                                                                                                ------------

Semiconductor Equipment - 1.4%
835,255                                             Entegris, Inc.*                                                8,260,672
                                                                                                                ------------

Semiconductors - 3.2%
461,400                                             Intersil Corporation Class A                                   7,991,448
170,565                                             Semtech Corporation*                                           3,047,997
226,200                                             Sigmatel, Inc.*                                                8,466,666
                                                                                                                ------------
                                                                                                                  19,506,111
                                                                                                                ------------

Specialty Stores - 5.3%
696,650                                             CSK Auto Corporation*                                         12,295,873
237,275                                             Guitar Center, Inc.*                                          13,009,788
185,579                                             PETCO Animal Supplies, Inc.*                                   6,831,163
                                                                                                                ------------
                                                                                                                  32,136,824
                                                                                                                ------------

Technology Distributors - 1.0%
111,775                                             ScanSource, Inc.*                                              5,793,298
                                                                                                                ------------

Thrifts & Mortgage Finance - 1.9%
341,550                                             BankAtlantic Bancorp, Inc.                                     5,942,970
389,975                                             NewAlliance Bancshares, Inc.                                   5,459,650
                                                                                                                ------------
                                                                                                                  11,402,620
                                                                                                                ------------

Trading Companies & Distributors - 2.4%
490,200                                             Hughes Supply, Inc.                                           14,583,450
                                                                                                                ------------

Trucking - 1.3%
161,100                                             J.B. Hunt Transport Services, Inc.                             7,051,347
20,265                                              Old Dominion Freight Line, Inc.*                                 631,255
                                                                                                                ------------
                                                                                                                   7,682,602
                                                                                                                ------------

Total Common Stocks (Domestic)                                                                                   574,741,958
(Cost - $555,648,640)                                                                                           ------------

Common Stocks (Foreign) - 2.2%
Marine - 2.2%
266,400                                             Diana Shipping, Inc. (GR)*                                     4,406,256
468,535                                             Dryships, Inc. (GR)*                                           9,131,747
                                                                                                                ------------
                                                                                                                  13,538,003
                                                                                                                ------------

Total Common Stocks (Foreign)                                                                                     13,538,003
(Cost - $13,710,617)                                                                                            ------------


Units                                                                                                        Market Value
----------------------------------------------------------------------------------------------------------------------------
Rights and Warrants - 0.0%
Commercial Printing - 0.0%
2,368                                               American Banknote Corporation Warrants, expire 2007*                  $0
2,368                                               American Banknote Corporation Warrants, expire 2007*                   0
                                                                                                                ------------
                                                                                                                           0
                                                                                                                ------------

Total Rights and Warrants                                                                                                  0
(Cost - $0)                                                                                                     ------------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 0.5%
Pharmaceuticals - 0.5%
$3,200,000                                          Abbott Laboratories 2.78% 4/1/05~                             $3,200,000
                                                                                                                ------------

Total Corporate Short-Term Notes                                                                                   3,200,000
(Amortized Cost - $3,200,000)                                                                                   ------------


Total Investments - 98.1%                                                                                        591,479,961
(Total Cost - $572,559,257)
Other Assets and Liabilities - 1.9%                                                                               11,444,974
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $602,924,935
                                                                                                                ============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

GR - Greece

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $3,200,000, or 0.5%, of the Fund's net assets as of March 31, 2005.

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $577,305,840. The gross tax appreciation was $46,660,500 and the gross tax depreciation was $32,486,379, resulting in net tax appreciation of $14,174,121.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                       Dreyfus Founders Equity Growth Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 89.8%
Air Freight & Logistics - 1.1%
25,700                                              FedEx Corporation                                             $2,414,508
                                                                                                                ------------

Airlines - 1.4%
183,650                                             AMR Corporation*                                               1,965,055
61,725                                              JetBlue Airways Corporation*                                   1,175,244
                                                                                                                ------------
                                                                                                                   3,140,299
                                                                                                                ------------

Apparel Retail - 0.7%
68,075                                              Gap, Inc.                                                      1,486,758
                                                                                                                ------------

Application Software - 2.0%
63,950                                              Autodesk, Inc.                                                 1,903,152
57,225                                              Mercury Interactive Corporation*                               2,711,321
                                                                                                                ------------
                                                                                                                   4,614,473
                                                                                                                ------------

Asset Management & Custody Banks - 0.8%
42,450                                              Northern Trust Corporation                                     1,844,028
                                                                                                                ------------

Biotechnology - 2.5%
24,775                                              Genentech, Inc.*                                               1,402,513
27,125                                              Genzyme Corporation*                                           1,552,635
45,400                                              Gilead Sciences, Inc.*                                         1,625,320
48,500                                              MedImmune, Inc.*                                               1,154,785
                                                                                                                ------------
                                                                                                                   5,735,253
                                                                                                                ------------

Broadcasting & Cable TV - 2.7%
141,550                                             Comcast Corporation Special Class A*                           4,727,770
46,525                                              EchoStar Communications Corporation                            1,360,856
                                                                                                                ------------
                                                                                                                   6,088,626
                                                                                                                ------------

Communications Equipment - 3.7%
91,075                                              Avaya, Inc.*                                                   1,063,756
275,088                                             Cisco Systems, Inc.*                                           4,921,324
73,900                                              Motorola, Inc.                                                 1,106,283
31,575                                              QUALCOMM, Inc.                                                 1,157,224
                                                                                                                ------------
                                                                                                                   8,248,587
                                                                                                                ------------

Computer Hardware - 2.4%
26,050                                              Apple Computer, Inc.*                                          1,085,504
46,125                                              International Business Machines Corporation                    4,214,903
                                                                                                                ------------
                                                                                                                   5,300,407
                                                                                                                ------------

Computer Storage & Peripherals - 1.2%
227,500                                             EMC Corporation*                                               2,802,800
                                                                                                                ------------

Data Processing & Outsourced Services - 2.6%
103,250                                             Automatic Data Processing, Inc.                                4,641,088
27,425                                              CheckFree Corporation*                                         1,117,843
                                                                                                                ------------
                                                                                                                   5,758,931
                                                                                                                ------------

Department Stores - 3.2%
32,950                                              J.C. Penney Company, Inc.                                      1,710,764
107,100                                             Kohl's Corporation*                                            5,529,573
                                                                                                                ------------
                                                                                                                   7,240,337
                                                                                                                ------------

Diversified Banks - 0.8%
28,800                                              Wells Fargo & Company                                          1,722,240
                                                                                                                ------------

Electrical Components & Equipment - 1.2%
40,125                                              Emerson Electric Company                                       2,605,316
                                                                                                                ------------

Employment Services - 1.6%
42,075                                              Manpower, Inc.                                                 1,831,104
61,825                                              Monster Worldwide, Inc.*                                       1,734,191
                                                                                                                ------------
                                                                                                                   3,565,295
                                                                                                                ------------

Exchange Traded Funds - 5.0%
95,800                                              SPDR Trust Series 1                                           11,304,400
                                                                                                                ------------

Food Retail - 0.3%
37,425                                              Safeway, Inc.*                                                   693,485
                                                                                                                ------------

General Merchandise Stores - 2.1%
61,150                                              Dollar General Corporation                                     1,339,797
68,650                                              Target Corporation                                             3,433,873
                                                                                                                ------------
                                                                                                                   4,773,670
                                                                                                                ------------

Healthcare Distributors - 0.3%
21,625                                              Henry Schein, Inc.*                                              775,040
                                                                                                                ------------

Healthcare Equipment - 1.1%
21,600                                              Biomet, Inc.                                                     784,080
33,250                                              Medtronic, Inc.                                                1,694,088
                                                                                                                ------------
                                                                                                                   2,478,168
                                                                                                                ------------

Healthcare Facilities - 0.3%
14,600                                              Triad Hospitals, Inc.*                                           731,460
                                                                                                                ------------

Healthcare Supplies - 0.8%
39,050                                              Charles River Laboratories International, Inc.*                1,836,912
                                                                                                                ------------

Home Entertainment Software - 0.5%
22,050                                              Electronic Arts, Inc.*                                         1,141,749
                                                                                                                ------------

Hotels, Resorts & Cruise Lines - 1.5%
32,300                                              Carnival Corporation                                           1,673,463
29,150                                              Starwood Hotels & Resorts Worldwide, Inc.                      1,749,875
                                                                                                                ------------
                                                                                                                   3,423,338
                                                                                                                ------------

Household Products - 2.3%
18,325                                              Clorox Company                                                 1,154,292
77,525                                              Colgate-Palmolive Company                                      4,044,479
                                                                                                                ------------
                                                                                                                   5,198,771
                                                                                                                ------------

Hypermarkets & Super Centers - 1.8%
79,775                                              Wal-Mart Stores, Inc.                                          3,997,525
                                                                                                                ------------

Industrial Conglomerates - 1.9%
121,875                                             General Electric Company                                       4,394,813
                                                                                                                ------------

Integrated Oil & Gas - 1.3%
49,641                                              ExxonMobil Corporation                                         2,958,604
                                                                                                                ------------

Internet Software & Services - 0.6%
41,650                                              Yahoo!, Inc.*                                                  1,411,935
                                                                                                                ------------

Investment Banking & Brokerage - 2.9%
42,850                                              Goldman Sachs Group, Inc.                                      4,713,072
30,250                                              Morgan Stanley                                                 1,731,813
                                                                                                                ------------
                                                                                                                   6,444,885
                                                                                                                ------------

Leisure Facilities - 1.5%
76,650                                              Royal Caribbean Cruises Limited                                3,425,488
                                                                                                                ------------

Movies & Entertainment - 4.6%
25,650                                              DreamWorks Animation SKG, Inc.*                                1,044,212
226,000                                             Time Warner, Inc.*                                             3,966,300
51,600                                              Viacom, Inc. Class B                                           1,797,228
125,225                                             Walt Disney Company                                            3,597,714
                                                                                                                ------------
                                                                                                                  10,405,454
                                                                                                                ------------

Multi-Line Insurance - 0.3%
13,650                                              American International Group, Inc.                               756,347
                                                                                                                ------------

Office Electronics - 0.4%
18,925                                              Zebra Technologies Corporation*                                  898,748
                                                                                                                ------------

Other Diversified Financial Services - 1.0%
25,224                                              Citigroup, Inc.                                                1,133,567
31,251                                              JPMorgan Chase & Company                                       1,081,285
                                                                                                                ------------
                                                                                                                   2,214,852
                                                                                                                ------------

Personal Products - 2.9%
127,850                                             Gillette Company                                               6,453,868
                                                                                                                ------------

Pharmaceuticals - 6.6%
54,000                                              Abbott Laboratories                                            2,517,480
10,775                                              Eli Lilly and Company                                            561,378
85,575                                              Johnson & Johnson                                              5,747,217
115,717                                             Pfizer, Inc.                                                   3,039,886
69,175                                              Wyeth                                                          2,917,802
                                                                                                                ------------
                                                                                                                  14,783,763
                                                                                                                ------------

Property & Casualty Insurance - 0.9%
39,075                                              Allstate Corporation                                           2,112,395
                                                                                                                ------------

Railroads - 3.0%
48,325                                              Burlington Northern Santa Fe Corporation                       2,606,167
58,325                                              Union Pacific Corporation                                      4,065,253
                                                                                                                ------------
                                                                                                                   6,671,420
                                                                                                                ------------

Semiconductor Equipment - 0.8%
14,475                                              KLA-Tencor Corporation                                           665,995
42,700                                              Novellus Systems, Inc.*                                        1,141,371
                                                                                                                ------------
                                                                                                                   1,807,366
                                                                                                                ------------

Semiconductors - 8.3%
96,000                                              Broadcom Corporation*                                          2,872,320
263,828                                             Intel Corporation                                              6,128,724
88,525                                              Linear Technology Corporation                                  3,391,393
87,450                                              Maxim Integrated Products, Inc.                                3,574,082
26,800                                              Microchip Technology, Inc.                                       697,068
54,475                                              Texas Instruments, Inc.                                        1,388,568
19,025                                              Xilinx, Inc.                                                     556,101
                                                                                                                ------------
                                                                                                                  18,608,256
                                                                                                                ------------

Soft Drinks - 1.0%
56,525                                              Coca-Cola Company                                              2,355,397
                                                                                                                ------------

Specialty Stores - 0.5%
19,275                                              Petsmart, Inc.                                                   554,156
16,200                                              Tiffany & Company                                                559,224
                                                                                                                ------------
                                                                                                                   1,113,380
                                                                                                                ------------

Systems Software - 4.6%
393,841                                             Microsoft Corporation                                          9,519,137
36,450                                              Symantec Corporation*                                            777,479
                                                                                                                ------------
                                                                                                                  10,296,616
                                                                                                                ------------

Thrifts & Mortgage Finance - 1.3%
76,475                                              The PMI Group, Inc.                                            2,906,815
                                                                                                                ------------

Trading Companies & Distributors - 1.5%
55,900                                              W.W. Grainger, Inc.                                            3,480,893
                                                                                                                ------------

Total Common Stocks (Domestic)                                                                                   202,423,671
(Cost - $193,192,753)                                                                                           ------------

Common Stocks (Foreign) - 5.1%
Application Software - 0.8%
31,900                                              Amdocs Limited (CI)*                                             905,960
23,525                                              SAP AG Sponsored ADR (GE)                                        942,882
                                                                                                                ------------
                                                                                                                   1,848,842
                                                                                                                ------------

Auto Parts & Equipment - 0.6%
26,100                                              Autoliv, Inc. (SW)                                             1,243,665
                                                                                                                ------------

Industrial Conglomerates - 0.6%
37,050                                              Tyco International Limited (BD)                                1,252,290
                                                                                                                ------------

IT Consulting & Other Services - 2.5%
230,900                                             Accenture Limited Class A (BD)*                                5,576,235
                                                                                                                ------------

Pharmaceuticals - 0.3%
16,825                                              Shire Pharmaceuticals Group PLC ADR (UK)                         576,761
                                                                                                                ------------

Semiconductors - 0.3%
33,050                                              ATI Technologies, Inc. (CA)*                                     570,443
                                                                                                                ------------

Total Common Stocks (Foreign)                                                                                     11,068,236
(Cost - $11,223,898)                                                                                            ------------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 4.4%
Healthcare Equipment - 4.4%
$10,000,000                                         Becton Dickinson & Company 2.82% 4/1/05                      $10,000,000
                                                                                                                ------------

Total Corporate Short-Term Notes                                                                                  10,000,000
(Amortized Cost - $10,000,000)
                                                                                                                ------------


Total Investments - 99.3%                                                                                        223,491,907
(Total Cost - $214,416,651)
Other Assets and Liabilities - 0.7%                                                                                1,559,977
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $225,051,884
                                                                                                                ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
BD - Bermuda
CA - Canada
CI - Channel Islands
GE - Germany
SW - Sweden
UK - United Kingdom

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $216,782,537. The gross tax appreciation was $14,817,621 and the gross tax depreciation was $8,108,251, resulting in net tax appreciation of $6,709,370.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                   Dreyfus Founders Government Securities Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Principal Amount                                                                                               Market Value
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities - 81.1%
Agency Pass Through - 3.2%
$297,054                                            U.S. Small Business Administration Series 10-A 6.64% 2/1/11       $311,633
                                                                                                                    ----------

Government Sponsored Enterprises - 46.9%
225,000                                             Federal Agricultural Mortgage Corporation 6.865% 8/10/09           246,317
                                                    Federal Farm Credit Bank:
300,000                                             4.70% 12/10/14                                                     295,950
285,000                                             5.35% 6/16/14                                                      295,745
                                                    Federal Home Loan Bank:
200,000                                             4.50% 11/15/12                                                     198,336
495,000                                             5.625% 2/15/08                                                     514,340
                                                    Federal National Mortgage Association:
300,000                                             6.625% 10/15/07                                                    318,090
250,000                                             7.125% 6/15/10                                                     279,263
500,000                                             Private Export Funding Corporation 3.40% 2/15/08                   488,930
                                                    Tennessee Valley Authority:
500,000                                             4.75% 8/1/13                                                       502,155
500,000                                             5.375% 11/13/08                                                    518,580
350,000                                             7.125% 5/1/30                                                      445,172
500,000                                             U.S. Department of Housing & Urban Development 2.97% 8/1/07        487,490
                                                                                                                    ----------
                                                                                                                     4,590,368
                                                                                                                    ----------

Mortgage-Backed Securities:  FHLMC/FNMA/Sponsored - 1.2%
19,667                                              Federal Home Loan Mortgage Corporation 7.50% 11/1/29 Pool #         21,074
                                                    Federal National Mortgage Association:
24,716                                              6.50% 10/1/31 Pool #596063                                          25,706
72,488                                              7.00% 3/1/12 Pool #373543                                           76,121
                                                                                                                    ----------
                                                                                                                       122,901
                                                                                                                    ----------

Mortgage-Backed Securities:  GNMA/Guaranteed - 3.0%
                                                    Government National Mortgage Association:
173,481                                             6.00% 1/15/33 Pool #563709                                         178,394
109,968                                             6.50% 5/15/26 Pool #417388                                         115,278
                                                                                                                    ----------
                                                                                                                       293,672
                                                                                                                    ----------

U.S. Treasury Notes - 26.8%
                                                    U.S. Treasury Inflation Index Note:
241,628                                             3.375% 1/15/12                                                     271,204
438,248                                             3.50% 1/15/11                                                      489,596
                                                    U.S. Treasury Note:
200,000                                             4.25% 8/15/14                                                      196,126
400,000                                             6.00% 8/15/09                                                      429,844
500,000                                             6.25% 2/15/07                                                      522,615
500,000                                             6.50% 8/15/05                                                      506,485
200,000                                             7.00% 7/15/06                                                      208,454
                                                                                                                    ----------
                                                                                                                     2,624,324
                                                                                                                    ----------

Total U.S. Government Securities                                                                                     7,942,898
(Cost - $7,790,468)                                                                                                 ----------

Government Bonds (Foreign) - 5.3%
CAD 305,000                                         Province of Quebec 6.50% 12/1/05 (CA)                              258,054
CAD 305,000                                         Province of Saskatchewan 6.00% 6/1/06 (CA)                         260,532
                                                                                                                    ----------
                                                                                                                       518,586
                                                                                                                    ----------

Total Government Bonds (Foreign)                                                                                       518,586
(Cost - $405,356)                                                                                                   ----------

Corporate Bonds (Domestic) - 3.3%
Diversified Commercial Services - 3.3%
$300,000                                            Stanford University 6.16% 4/30/11                                  324,508
                                                                                                                    ----------

Total Corporate Bonds (Domestic)                                                                                       324,508
(Cost - $299,999)                                                                                                   ----------

Principal Amount                                                                                               Amortized Cost
------------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 7.1%
Construction, Farm Machinery & Heavy Trucks - 2.0%
$200,000                                            Paccar Financial Corporation 2.75% 4/4/05                         $199,954
                                                                                                                    ----------

Special Purpose Entity - 5.1%
                                                    Prudential Funding:
300,000                                             2.65% 4/1/05                                                       300,000
200,000                                             2.74% 4/4/05                                                       199,954
                                                                                                                    ----------
                                                                                                                       499,954
                                                                                                                    ----------

Total Corporate Short-Term Notes                                                                                       699,908
(Amortized Cost - $699,908)                                                                                         ----------


Total Investments - 96.8%                                                                                            9,485,900
(Total Cost - $9,195,731)
Other Assets and Liabilities - 3.2%                                                                                    308,608
                                                                                                                    ----------
Net Assets - 100.0%                                                                                                 $9,794,508
                                                                                                                    ==========


NOTES TO STATEMENT OF INVESTMENTS

CA-Canada

Federal Tax Information
-----------------------
At  March  31,  2005,  the  federal  tax  cost  of the  Fund's  investments  was
$9,195,731.   The  gross  tax  appreciation  was  $377,740  and  the  gross  tax depreciation was $87,571, resulting in net tax appreciation of $290,169.

Security Valuations
-------------------
Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities.

If market quotations are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

                          Dreyfus Founders Growth Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 90.6%
Air Freight & Logistics - 1.1%
46,500                                              FedEx Corporation                                             $4,368,666
                                                                                                                ------------

Airlines - 1.4%
322,200                                             AMR Corporation*                                               3,447,540
109,525                                             JetBlue Airways Corporation*                                   2,085,356
                                                                                                                ------------
                                                                                                                   5,532,896
                                                                                                                ------------

Apparel Retail - 0.7%
120,550                                             Gap, Inc.                                                      2,632,812
                                                                                                                ------------

Application Software - 2.1%
115,625                                             Autodesk, Inc.                                                 3,441,000
107,075                                             Mercury Interactive Corporation*                               5,073,214
                                                                                                                ------------
                                                                                                                   8,514,214
                                                                                                                ------------

Asset Management & Custody Banks - 0.9%
80,000                                              Northern Trust Corporation                                     3,475,200
                                                                                                                ------------

Biotechnology - 2.7%
44,275                                              Genentech, Inc.*                                               2,506,408
52,300                                              Genzyme Corporation*                                           2,993,652
87,900                                              Gilead Sciences, Inc.*                                         3,146,820
86,600                                              MedImmune, Inc.*                                               2,061,946
                                                                                                                ------------
                                                                                                                  10,708,826
                                                                                                                ------------

Broadcasting & Cable TV - 2.9%
273,658                                             Comcast Corporation Special Class A*                           9,140,177
81,525                                              EchoStar Communications Corporation                            2,384,606
                                                                                                                ------------
                                                                                                                  11,524,783
                                                                                                                ------------

Communications Equipment - 3.8%
176,275                                             Avaya, Inc.*                                                   2,058,892
514,605                                             Cisco Systems, Inc.*                                           9,206,283
131,650                                             Motorola, Inc.                                                 1,970,801
55,350                                              QUALCOMM, Inc.                                                 2,028,578
                                                                                                                ------------
                                                                                                                  15,264,554
                                                                                                                ------------

Computer Hardware - 2.5%
46,125                                              Apple Computer, Inc.*                                          1,922,029
89,925                                              International Business Machines Corporation                    8,217,347
                                                                                                                ------------
                                                                                                                  10,139,376
                                                                                                                ------------

Computer Storage & Peripherals - 1.3%
403,550                                             EMC Corporation*                                               4,971,736
                                                                                                                ------------

Data Processing & Outsourced Services - 2.6%
181,025                                             Automatic Data Processing, Inc.                                8,137,074
51,200                                              CheckFree Corporation*                                         2,086,912
                                                                                                                ------------
                                                                                                                  10,223,986
                                                                                                                ------------

Department Stores - 3.3%
58,375                                              J.C. Penney Company, Inc.                                      3,030,830
193,975                                             Kohl's Corporation*                                           10,014,929
                                                                                                                ------------
                                                                                                                  13,045,759
                                                                                                                ------------

Diversified Banks - 0.8%
51,000                                              Wells Fargo & Company                                          3,049,800
                                                                                                                ------------

Electrical Components & Equipment - 1.2%
71,050                                              Emerson Electric Company                                       4,613,277
                                                                                                                ------------

Employment Services - 1.6%
73,775                                              Manpower, Inc.                                                 3,210,688
109,450                                             Monster Worldwide, Inc.*                                       3,070,073
                                                                                                                ------------
                                                                                                                   6,280,761
                                                                                                                ------------

Exchange Traded Funds - 3.8%
127,000                                             SPDR Trust Series 1                                           14,986,000
                                                                                                                ------------

Food Retail - 0.3%
66,100                                              Safeway, Inc.*                                                 1,224,833
                                                                                                                ------------

General Merchandise Stores - 2.1%
110,825                                             Dollar General Corporation                                     2,428,176
120,325                                             Target Corporation                                             6,018,657
                                                                                                                ------------
                                                                                                                   8,446,833
                                                                                                                ------------

Healthcare Distributors - 0.4%
39,075                                              Henry Schein, Inc.*                                            1,400,448
                                                                                                                ------------

Healthcare Equipment - 1.1%
38,175                                              Biomet, Inc.                                                   1,385,753
58,550                                              Medtronic, Inc.                                                2,983,123
                                                                                                                ------------
                                                                                                                   4,368,876
                                                                                                                ------------

Healthcare Facilities - 0.3%
26,475                                              Triad Hospitals, Inc.*                                         1,326,398
                                                                                                                ------------

Healthcare Supplies - 0.8%
68,675                                              Charles River Laboratories International, Inc.*                3,230,472
                                                                                                                ------------

Home Entertainment Software - 0.5%
41,200                                              Electronic Arts, Inc.*                                         2,133,336
                                                                                                                ------------

Hotels, Resorts & Cruise Lines - 1.5%
56,600                                              Carnival Corporation                                           2,932,446
52,100                                              Starwood Hotels & Resorts Worldwide, Inc.                      3,127,563
                                                                                                                ------------
                                                                                                                   6,060,009
                                                                                                                ------------

Household Products - 2.3%
32,450                                              Clorox Company                                                 2,044,026
137,300                                             Colgate-Palmolive Company                                      7,162,941
                                                                                                                ------------
                                                                                                                   9,206,967
                                                                                                                ------------

Hypermarkets & Super Centers - 1.8%
140,921                                             Wal-Mart Stores, Inc.                                          7,061,551
                                                                                                                ------------

Industrial Conglomerates - 2.0%
215,959                                             General Electric Company                                       7,787,482
                                                                                                                ------------

Integrated Oil & Gas - 1.0%
67,025                                              ExxonMobil Corporation                                         3,994,690
                                                                                                                ------------

Internet Software & Services - 0.6%
75,350                                              Yahoo!, Inc.*                                                  2,554,365
                                                                                                                ------------

Investment Banking & Brokerage - 2.9%
76,225                                              Goldman Sachs Group, Inc.                                      8,383,988
53,600                                              Morgan Stanley                                                 3,068,600
                                                                                                                ------------
                                                                                                                  11,452,588
                                                                                                                ------------

Leisure Facilities - 1.5%
135,775                                             Royal Caribbean Cruises Limited                                6,067,785
                                                                                                                ------------

Movies & Entertainment - 4.8%
45,500                                              DreamWorks Animation SKG, Inc.*                                1,852,305
408,375                                             Time Warner, Inc.*                                             7,166,981
91,946                                              Viacom, Inc. Class B                                           3,202,479
237,100                                             Walt Disney Company                                            6,811,883
                                                                                                                ------------
                                                                                                                  19,033,648
                                                                                                                ------------

Multi-Line Insurance - 0.3%
24,199                                              American International Group, Inc.                             1,340,867
                                                                                                                ------------

Office Electronics - 0.4%
35,475                                              Zebra Technologies Corporation*                                1,684,708
                                                                                                                ------------

Other Diversified Financial Services - 1.0%
44,667                                              Citigroup, Inc.                                                2,007,335
59,556                                              JPMorgan Chase & Company                                       2,060,638
                                                                                                                ------------
                                                                                                                   4,067,973
                                                                                                                ------------

Personal Products - 2.9%
228,500                                             Gillette Company                                              11,534,680
                                                                                                                ------------

Pharmaceuticals - 6.6%
96,225                                              Abbott Laboratories                                            4,486,010
19,500                                              Eli Lilly and Company                                          1,015,950
151,550                                             Johnson & Johnson                                             10,178,098
202,994                                             Pfizer, Inc.                                                   5,332,652
125,025                                             Wyeth                                                          5,273,555
                                                                                                                ------------
                                                                                                                  26,286,265
                                                                                                                ------------

Property & Casualty Insurance - 1.0%
74,525                                              Allstate Corporation                                           4,028,822
                                                                                                                ------------

Railroads - 3.0%
91,125                                              Burlington Northern Santa Fe Corporation                       4,914,371
103,125                                             Union Pacific Corporation                                      7,187,813
                                                                                                                ------------
                                                                                                                  12,102,184
                                                                                                                ------------

Semiconductor Equipment - 0.8%
25,725                                              KLA-Tencor Corporation                                         1,183,607
75,800                                              Novellus Systems, Inc.*                                        2,026,134
                                                                                                                ------------
                                                                                                                   3,209,741
                                                                                                                ------------

Semiconductors - 8.4%
173,550                                             Broadcom Corporation*                                          5,192,616
467,509                                             Intel Corporation                                             10,860,234
156,925                                             Linear Technology Corporation                                  6,011,797
163,625                                             Maxim Integrated Products, Inc.                                6,687,354
48,000                                              Microchip Technology, Inc.                                     1,248,480
95,488                                              Texas Instruments, Inc.                                        2,433,989
35,550                                              Xilinx, Inc.                                                   1,039,127
                                                                                                                ------------
                                                                                                                  33,473,597
                                                                                                                ------------

Soft Drinks - 1.3%
125,225                                             Coca-Cola Company                                              5,218,126
                                                                                                                ------------

Specialty Stores - 0.5%
34,525                                              Petsmart, Inc.                                                   992,594
29,325                                              Tiffany & Company                                              1,012,299
                                                                                                                ------------
                                                                                                                   2,004,893
                                                                                                                ------------

Systems Software - 5.0%
757,926                                             Microsoft Corporation                                         18,319,071
65,900                                              Symantec Corporation*                                          1,405,647
                                                                                                                ------------
                                                                                                                  19,724,718
                                                                                                                ------------

Thrifts & Mortgage Finance - 1.3%
135,125                                             The PMI Group, Inc.                                            5,136,101
                                                                                                                ------------

Trading Companies & Distributors - 1.5%
98,450                                              W.W. Grainger, Inc.                                            6,130,482
                                                                                                                ------------

Total Common Stocks (Domestic)                                                                                   360,626,084
(Cost - $347,031,068)                                                                                           ------------

Common Stocks (Foreign) - 5.2%
Application Software - 0.9%
64,400                                              Amdocs Limited (CI)*                                           1,828,960
41,450                                              SAP AG Sponsored ADR (GE)                                      1,661,316
                                                                                                                ------------
                                                                                                                   3,490,276
                                                                                                                ------------
Auto Parts & Equipment - 0.6%
46,425                                              Autoliv, Inc. (SW)                                             2,212,151
                                                                                                                ------------

Industrial Conglomerates - 0.6%
69,675                                              Tyco International Limited (BD)                                2,355,015
                                                                                                                ------------

IT Consulting & Other Services - 2.5%
409,100                                             Accenture Limited Class A (BD)*                                9,879,765
                                                                                                                ------------

Pharmaceuticals - 0.3%
30,450                                              Shire Pharmaceuticals Group PLC ADR (UK)                       1,043,826
                                                                                                                ------------

Semiconductors - 0.3%
58,575                                              ATI Technologies, Inc. (CA)*                                   1,011,005
                                                                                                                ------------

Total Common Stocks (Foreign)                                                                                     19,992,038
(Cost - $20,272,829)                                                                                            ------------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 3.8%
Healthcare Equipment - 3.8%
$15,100,000                                         Becton Dickinson & Company 2.82% 4/1/05                      $15,100,000
                                                                                                                ------------

Total Corporate Short-Term Notes                                                                                  15,100,000
(Amortized Cost - $15,100,000)                                                                                  ------------


Total Investments - 99.6%                                                                                        395,718,122
(Total Cost - $382,403,897)
Other Assets and Liabilities - 0.4%                                                                                1,591,991
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $397,310,113
                                                                                                                ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
BD-Bermuda
CA-Canada
CI-Channel Islands
GE-Germany
SW - Sweden
UK-United Kingdom

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $386,057,408. The gross tax appreciation was $23,630,422 and the gross tax depreciation was $13,969,708, resulting in net tax appreciation of $9,660,714.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                   Dreyfus Founders International Equity Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Foreign) - 97.9%
Aerospace & Defense - 1.1%
84,300                                              BAE Systems PLC (UK)                                            $413,380
                                                                                                                 -----------

Apparel, Accessories & Luxury Goods - 2.7%
16,100                                              Bulgari SPA (IT)                                                 191,388
39,400                                              Burberry Group PLC (UK)                                          304,881
16,900                                              Compagnie Financiere Richemont AG (SZ)                           530,553
                                                                                                                 -----------
                                                                                                                   1,026,822
                                                                                                                 -----------

Application Software - 2.4%
53,600                                              Sage Group PLC (UK)                                              203,836
1,900                                               SAP AG (GE)                                                      304,926
9,000                                               Trend Micro, Inc. (JA)                                           386,925
                                                                                                                 -----------
                                                                                                                     895,687
                                                                                                                 -----------

Automobile Manufacturers - 3.8%
7,200                                               Honda Motor Company Limited (JA)                                 360,571
5,400                                               Renault SA (FR)                                                  482,318
16,100                                              Toyota Motor Corporation (JA)                                    599,077
                                                                                                                 -----------
                                                                                                                   1,441,966
                                                                                                                 -----------

Biotechnology - 0.9%
460                                                 Serono SA (SZ)                                                   333,818
                                                                                                                 -----------

Brewers - 4.3%
25,200                                              Asahi Breweries Limited (JA)                                     326,427
7,200                                               InBev NV (BE)                                                    252,103
6,900                                               Orkla ASA (NW)                                                   252,624
52,400                                              SABMiller PLC (UK)                                               820,359
                                                                                                                 -----------
                                                                                                                   1,651,513
                                                                                                                 -----------

Broadcasting & Cable TV - 3.4%
86                                                  Fuji Television Network, Inc. (JA)                               202,910
112,300                                             ITV PLC (UK)                                                     270,564
42,300                                              Mediaset SPA (IT)                                                608,673
18,300                                              Publishing & Broadcasting Limited (AU)                           217,514
                                                                                                                 -----------
                                                                                                                   1,299,661
                                                                                                                 -----------

Building Products - 0.7%
24,000                                              Asahi Glass Company Limited (JA)                                 252,914
                                                                                                                 -----------

Communications Equipment - 3.2%
40,200                                              Nokia Oyj (FI)                                                   623,272
2,400                                               Research In Motion Limited (CA)*                                 183,933
139,100                                             Telefonaktiebolaget LM Ericsson (SW)                             391,476
                                                                                                                 -----------
                                                                                                                   1,198,681
                                                                                                                 -----------

Construction & Engineering - 0.7%
11,100                                              ACS, Actividades de Construccion y Servicios SA (SP)             274,838
                                                                                                                 -----------

Construction, Farm Machinery & Heavy Trucks - 1.8%
15,000                                              Volvo AB Class B (SW)                                            662,928
                                                                                                                 -----------

Consumer Finance - 0.6%
3,200                                               Sanyo Shinpan Finance Company Limited (JA)                       217,253
                                                                                                                 -----------

Diversified Banks - 7.2%
6,120                                               Alpha Bank AE (GR)                                               206,750
87,100                                              Banca Intesa SPA (IT)                                            442,613
53,319                                              Barclays PLC (UK)                                                545,079
6,407                                               BNP Paribas SA (FR)                                              453,905
16,300                                              HBOS PLC (UK)                                                    254,110
5,734                                               Royal Bank of Scotland Group PLC (UK)                            182,465
22,000                                              Shizuoka Bank Limited (JA)                                       222,195
4,100                                               Societe Generale (FR)                                            425,998
                                                                                                                 -----------
                                                                                                                   2,733,115
                                                                                                                 -----------

Diversified Capital Markets - 2.1%
13,600                                              Credit Suisse Group (SZ)                                         583,864
2,470                                               UBS AG (SZ)                                                      208,570
                                                                                                                 -----------
                                                                                                                     792,434
                                                                                                                 -----------

Diversified Chemicals - 1.2%
6,600                                               BASF AG (GE)                                                     467,578
                                                                                                                 -----------

Diversified Metals & Mining - 3.1%
44,200                                              BHP Billiton Limited (AU)                                        610,020
29,500                                              Xstrata PLC (UK)                                                 563,020
                                                                                                                 -----------
                                                                                                                   1,173,040
                                                                                                                 -----------

Electric Utilities - 2.2%
5,100                                               E.ON AG (GE)                                                     437,011
20,200                                              Fortum Oyj (FI)                                                  393,316
                                                                                                                 -----------
                                                                                                                     830,327
                                                                                                                 -----------

Electrical Components & Equipment - 0.8%
29,500                                              Sumitomo Electric Industries Limited (JA)                        313,900
                                                                                                                 -----------

Electronic Equipment Manufacturers - 1.1%
3,900                                               Hoya Corporation (JA)                                            429,171
                                                                                                                 -----------

Food Retail - 3.3%
1,700                                               Colruyt NV (BE)                                                  264,013
4,700                                               Delhaize Group (BE)                                              322,005
111,000                                             Tesco PLC (UK)                                                   663,861
                                                                                                                 -----------
                                                                                                                   1,249,879
                                                                                                                 -----------

Forest Products - 0.6%
16,600                                              Canfor Corporation (CA)*                                         222,852
                                                                                                                 -----------

Household Products - 0.9%
10,700                                              Reckitt Benckiser PLC (UK)                                       340,087
                                                                                                                 -----------

Hypermarkets & Super Centers - 0.5%
3,600                                               Metro AG (GE)                                                    193,254
                                                                                                                 -----------

Industrial Conglomerates - 0.5%
27,000                                              Keppel Corporation Limited (SG)                                  178,277
                                                                                                                 -----------

Industrial Machinery - 0.5%
2,800                                               Saurer AG (SZ)*                                                  183,764
                                                                                                                 -----------

Integrated Oil & Gas - 5.6%
76,719                                              BP PLC (UK)                                                      795,170
7,300                                               Husky Energy, Inc. (CA)                                          219,235
17,900                                              Repsol YPF SA (SP)                                               473,837
2,758                                               Total SA (FR)                                                    645,345
                                                                                                                 -----------
                                                                                                                   2,133,587
                                                                                                                 -----------

Integrated Telecommunication Services - 4.0%
11,200                                              Deutsche Telekom AG (GE)                                         223,739
13,400                                              France Telecom (FR)                                              401,270
41,900                                              Koninklijke KPN NV (NE)                                          374,786
16,300                                              Telus Corporation (CA)                                           524,020
                                                                                                                 -----------
                                                                                                                   1,523,815
                                                                                                                 -----------

Internet Software & Services - 0.3%
6,600                                               Open Text Corporation (CA)*                                      118,938
                                                                                                                 -----------

Leisure Products - 1.0%
17,400                                              Sankyo Company Limited (JA)                                      366,726
                                                                                                                 -----------

Life & Health Insurance - 1.2%
70,500                                              Friends Provident PLC (UK)                                       236,132
87,900                                              Old Mutual PLC (UK)                                              223,404
                                                                                                                 -----------
                                                                                                                     459,536
                                                                                                                 -----------

Marine - 2.0%
62                                                  AP Moller-Maersk AS (DE)                                         577,141
29,000                                              Kawasaki Kisen Kaisha Limited (JA)                               200,131
                                                                                                                 -----------
                                                                                                                     777,272
                                                                                                                 -----------

Movies & Entertainment - 0.9%
10,900                                              Vivendi Universal SA (FR)                                        333,896
                                                                                                                 -----------

Multi-Line Insurance - 1.0%
14,600                                              Aviva PLC (UK)                                                   175,189
3,900                                               Baloise Holding Limited (SZ)                                     187,484
                                                                                                                 -----------
                                                                                                                     362,673
                                                                                                                 -----------

Multi-Utilities & Unregulated Power - 0.8%
11,700                                              Suez SA (FR)                                                     314,872
                                                                                                                 -----------

Office Electronics - 1.7%
12,000                                              Canon, Inc. (JA)                                                 643,477
                                                                                                                 -----------

Oil & Gas Exploration & Production - 2.0%
12,200                                              Eni SPA (IT)                                                     316,782
2,200                                               Norsk Hydro ASA (NW)                                             181,577
134,500                                             Oil Search Limited (AU)                                          251,382
                                                                                                                 -----------
                                                                                                                     749,741
                                                                                                                 -----------

Other Diversified Financial Services - 2.6%
24,900                                              ING Groep NV (NE)                                                752,100
6,600                                               Sun Life Financial, Inc. (CA)                                    215,235
                                                                                                                 -----------
                                                                                                                     967,335
                                                                                                                 -----------

Pharmaceuticals - 11.2%
11,300                                              AstraZeneca Group PLC (UK)                                       445,423
11,400                                              Eisai Company Limited (JA)                                       386,981
4,700                                               Merck KGaA (GE)                                                  338,212
12,259                                              Novartis AG (SZ)                                                 571,902
5,100                                               Novo Nordisk AS Class B (DE)                                     283,959
7,000                                               Ono Pharmaceuticals Company Limited (JA)                         364,917
8,800                                               Sanofi-Aventis (FR)                                              742,079
45,300                                              Shire Pharmaceuticals Group PLC (UK)                             517,457
12,900                                              Takeda Pharmaceuticals Company Limited (JA)                      614,744
                                                                                                                 -----------
                                                                                                                   4,265,674
                                                                                                                 -----------

Precious Metals & Minerals - 0.9%
16,900                                              ThyssenKrupp AG (GE)                                             348,779
                                                                                                                 -----------

Property & Casualty Insurance - 0.6%
19,100                                              QBE Insurance Group Limited (AU)                                 219,647
                                                                                                                 -----------

Railroads - 0.9%
5,500                                               Canadian National Railway Company (CA)                           347,132
                                                                                                                 -----------

Semiconductors - 0.5%
100,900                                             ARM Holdings PLC (UK)                                            200,675
                                                                                                                 -----------

Steel - 1.6%
14,900                                              JFE Holdings, Inc. (JA)                                          415,471
76,000                                              Nippon Steel Corporation (JA)                                    192,073
                                                                                                                 -----------
                                                                                                                     607,544
                                                                                                                 -----------

Tires & Rubber - 1.6%
8,000                                               Continental AG (GE)                                              619,134
                                                                                                                 -----------

Trading Companies & Distributors - 1.6%
46,000                                              Mitsubishi Corporation (JA)                                      595,859
                                                                                                                 -----------

Wireless Telecommunication Services - 6.3%
9,500                                               Bouygues SA (FR)                                                 376,601
115,900                                             China Mobile (Hong Kong) Limited (HK)                            378,928
79,900                                              O2 PLC (UK)*                                                     180,047
549,175                                             Vodafone Group PLC (UK)                                        1,458,033
                                                                                                                 -----------
                                                                                                                   2,393,609
                                                                                                                 -----------

Total Common Stocks (Foreign)                                                                                     37,127,060
(Cost - $28,542,404)                                                                                             -----------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 1.3%
Pharmaceuticals - 1.3%
$500,000                                            Abbott Laboratories 2.78% 4/1/05~                               $500,000
                                                                                                                 -----------

Total Corporate Short-Term Notes                                                                                     500,000
(Amortized Cost - $500,000)                                                                                      -----------


Total Investments - 99.2%                                                                                         37,627,060
(Total Cost - $29,042,404)
Other Assets and Liabilities - 0.8%                                                                                  304,005
                                                                                                                 -----------
Net Assets - 100.0%                                                                                              $37,931,065
                                                                                                                 ===========


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $500,000, or 1.3%, of the Fund's net assets as of March 31, 2005.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AT Austria                                          KR South Korea
AU Australia                                        LU Luxembourg
BD Bermuda                                          MA Malaysia
BE Belgium                                          NE Netherlands
BR Brazil                                           NW Norway
CA Canada                                           NZ New Zealand
CN China                                            PH Philippines
DE Denmark                                          PT Portugal
FI Finland                                          SA South Africa
FR France                                           SG Singapore
GE Germany                                          SL Slovak Republic
GR Greece                                           SP Spain
HK Hong Kong                                        SW Sweden
IN India                                            SZ Switzerland
IS Israel                                           TH Thailand
IT Italy                                            TW Taiwan
JA Japan                                            UK United Kingdom

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $29,099,815. The gross tax appreciation was $8,683,320 and the gross tax depreciation was $156,075, resulting in net tax appreciation of $8,527,245.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                      Dreyfus Founders Mid-Cap Growth Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 87.0%
Advertising - 1.1%
28,775                                              Lamar Advertising Company*                                    $1,159,336
                                                                                                                ------------

Airlines - 2.3%
203,275                                             AMR Corporation*                                               2,175,043
16,250                                              JetBlue Airways Corporation*                                     309,400
                                                                                                                ------------
                                                                                                                   2,484,443
                                                                                                                ------------

Application Software - 7.3%
35,250                                              Autodesk, Inc.                                                 1,049,040
216,114                                             Blackboard, Inc.*                                              3,769,028
336,350                                             Siebel Systems, Inc.*                                          3,070,876
                                                                                                                ------------
                                                                                                                   7,888,944
                                                                                                                ------------

Asset Management & Custody Banks - 3.4%
26,975                                              Investors Financial Services Corporation                       1,319,347
55,325                                              Northern Trust Corporation                                     2,403,318
                                                                                                                ------------
                                                                                                                   3,722,665
                                                                                                                ------------

Biotechnology - 2.2%
19,175                                              Genzyme Corporation*                                           1,097,577
37,175                                              Gilead Sciences, Inc.*                                         1,330,865
                                                                                                                ------------
                                                                                                                   2,428,442
                                                                                                                ------------

Broadcasting & Cable TV - 0.2%
9,350                                               EchoStar Communications Corporation                              273,488
                                                                                                                ------------

Casinos & Gaming - 3.1%
91,325                                              GTECH Holdings Corporation                                     2,148,877
17,725                                              Wynn Resorts Limited*                                          1,200,692
                                                                                                                ------------
                                                                                                                   3,349,569
                                                                                                                ------------

Communications Equipment - 1.7%
64,000                                              Scientific-Atlanta, Inc.                                       1,806,080
                                                                                                                ------------

Computer Storage & Peripherals - 0.5%
6,975                                               Lexmark International, Inc.*                                     557,791
                                                                                                                ------------

Construction Materials - 2.8%
51,200                                              Lafarge North America, Inc.                                    2,992,640
                                                                                                                ------------

Consumer Electronics - 2.2%
27,225                                              Harman International Industries, Inc.                          2,408,324
                                                                                                                ------------

Department Stores - 2.5%
51,500                                              Kohl's Corporation*                                            2,658,945
                                                                                                                ------------

Environmental Services - 0.5%
12,700                                              Stericycle, Inc.*                                                561,340
                                                                                                                ------------

Healthcare Distributors - 2.6%
78,350                                              Henry Schein, Inc.*                                            2,808,064
                                                                                                                ------------

Healthcare Equipment - 1.0%
30,175                                              Biomet, Inc.                                                   1,095,353
                                                                                                                ------------

Healthcare Facilities - 1.5%
32,825                                              Triad Hospitals, Inc.*                                         1,644,533
                                                                                                                ------------

Healthcare Services - 1.9%
19,550                                              Quest Diagnostics, Inc.                                        2,055,292
                                                                                                                ------------

Home Furnishings - 2.4%
31,200                                              Mohawk Industries, Inc.*                                       2,630,160
                                                                                                                ------------

Metal & Glass Containers - 0.5%
23,700                                              Pactiv Corporation*                                              553,395
                                                                                                                ------------

Office Electronics - 2.2%
50,075                                              Zebra Technologies Corporation*                                2,378,062
                                                                                                                ------------

Oil & Gas Equipment & Services - 1.2%
25,675                                              BJ Services Company                                            1,332,019
                                                                                                                ------------

Oil & Gas Exploration & Production - 1.0%
17,550                                              Bill Barrett Corporation*                                        507,371
8,250                                               Noble Energy, Inc.                                               561,165
                                                                                                                ------------
                                                                                                                   1,068,536
                                                                                                                ------------

Other Diversified Financial Services - 3.1%
44,800                                              Ambac Financial Group, Inc.                                    3,348,800
                                                                                                                ------------

Pharmaceuticals - 4.4%
55,850                                              Medicis Pharmaceutical Corporation Class A                     1,674,383
124,525                                             MGI Pharma, Inc.*                                              3,146,747
                                                                                                                ------------
                                                                                                                   4,821,130
                                                                                                                ------------

Publishing - 1.5%
22,375                                              Getty Images, Inc.*                                            1,591,086
                                                                                                                ------------

Real Estate Management & Development - 1.0%
29,800                                              CB Richard Ellis Group, Inc.*                                  1,042,702
                                                                                                                ------------

Regional Banks - 1.0%
35,825                                              South Financial Group, Inc.                                    1,094,096
                                                                                                                ------------

Restaurants - 1.8%
71,325                                              Applebee's International, Inc.                                 1,965,717
                                                                                                                ------------

Semiconductor Equipment - 1.6%
63,000                                              Novellus Systems, Inc.*                                        1,683,990
                                                                                                                ------------

Semiconductors - 3.5%
46,975                                              International Rectifier Corporation                            2,137,363
40,150                                              Maxim Integrated Products, Inc.                                1,640,931
                                                                                                                ------------
                                                                                                                   3,778,294
                                                                                                                ------------

Specialized Finance - 1.2%
6,700                                               Chicago Mercantile Exchange                                    1,300,001
                                                                                                                ------------

Specialty Stores - 8.9%
15,575                                              Advance Auto Parts, Inc.*                                        785,759
86,375                                              Bed Bath & Beyond, Inc.*                                       3,156,143
139,950                                             CSK Auto Corporation*                                          2,470,118
40,400                                              Guitar Center, Inc.*                                           2,215,132
35,725                                              Petsmart, Inc.                                                 1,027,094
                                                                                                                ------------
                                                                                                                   9,654,246
                                                                                                                ------------

Systems Software - 0.3%
7,400                                               MICROS Systems, Inc.*                                            271,654
                                                                                                                ------------

Technology Distributors - 2.2%
43,075                                              CDW Corporation                                                2,441,491
                                                                                                                ------------

Thrifts & Mortgage Finance - 2.6%
74,500                                              The PMI Group, Inc.                                            2,831,745
                                                                                                                ------------

Trading Companies & Distributors - 5.9%
117,950                                             United Rentals, Inc.*                                          2,383,770
63,775                                              W.W. Grainger, Inc.                                            3,971,269
                                                                                                                ------------
                                                                                                                   6,355,039
                                                                                                                ------------

Trucking - 1.6%
40,150                                              J.B. Hunt Transport Services, Inc.                             1,757,366
                                                                                                                ------------

Wireless Telecommunication Services - 2.3%
133,950                                             American Tower Corporation*                                    2,441,909
                                                                                                                ------------

Total Common Stocks (Domestic)                                                                                    94,236,687
(Cost - $89,220,868)                                                                                            ------------

Common Stocks (Foreign) - 8.4%
Application Software - 2.1%
78,800                                              Amdocs Limited (CI)*                                           2,237,920
                                                                                                                ------------

Auto Parts & Equipment - 2.8%
63,100                                              Autoliv, Inc. (SW)                                             3,006,715
                                                                                                                ------------

IT Consulting & Other Services - 1.0%
45,900                                              Accenture Limited Class A (BD)*                                1,108,485
                                                                                                                ------------

Pharmaceuticals - 2.5%
78,375                                              Shire Pharmaceuticals Group PLC ADR (UK)                       2,686,695
                                                                                                                ------------

Total Common Stocks (Foreign)                                                                                      9,039,815
(Cost - $8,669,810)                                                                                             ------------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 4.6%
Pharmaceuticals - 4.6%
$5,000,000                                          Abbott Laboratories 2.78% 4/1/05~                             $5,000,000
                                                                                                                ------------

Total Corporate Short-Term Notes                                                                                   5,000,000
(Amortized Cost - $5,000,000)                                                                                   ------------


Total Investments - 100.0%                                                                                       108,276,502
(Total Cost - $102,890,678)
Other Assets and Liabilities - 0.0%                                                                                    9,703
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $108,286,205
                                                                                                                ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $5,000,000, or 4.6%, of the Fund's net assets as of March 31, 2005.

ADR - American Depositary Receipt
BD-Bermuda
CI-Channel Islands
SW-Sweden
UK-United Kingdom

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $103,095,944. The gross tax appreciation was $7,738,203 and the gross tax depreciation was $2,557,645, resulting in net tax appreciation of $5,180,558.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                       Dreyfus Founders Money Market Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 99.8%
Agricultural Products - 4.0%
$1,400,000                                          Golden Peanut Company LLC 2.76% 4/25/05                       $1,397,424
                                                                                                                 -----------

Automobile Manufacturers - 4.6%
1,600,000                                           Toyota Motor Credit Corporation 2.70% 4/21/05                  1,597,600
                                                                                                                 -----------

Brewers - 4.0%
1,400,000                                           Anheuser-Busch Company 2.92% 6/30/05~                          1,389,780
                                                                                                                 -----------

Construction, Farm Machinery & Heavy Trucks - 2.8%
1,000,000                                           Paccar Financial Corporation 2.75% 5/18/05                       996,410
                                                                                                                 -----------

Consumer Electronics - 3.1%
1,100,000                                           Sharp Electronics Corporation 2.75% 5/6/05                     1,097,059
                                                                                                                 -----------

Distillers & Vintners - 3.4%
1,200,000                                           Diageo Capital PLC 2.62% 4/6/05~                               1,199,563
                                                                                                                 -----------

Diversified Banks - 4.3%
1,500,000                                           HSBC Finance Corporation 2.64% 4/5/05                          1,499,560
                                                                                                                 -----------

Electrical Components & Equipment - 3.7%
1,300,000                                           Emerson Electric Company 2.73%  4/13/05~                       1,298,817
                                                                                                                 -----------

General Merchandise Stores - 3.4%
1,200,000                                           Wal-Mart Stores, Inc. 2.68% 4/14/05~                           1,198,839
                                                                                                                 -----------

Healthcare Equipment - 3.7%
1,300,000                                           Becton Dickinson & Company 2.75% 4/28/05                       1,297,319
                                                                                                                 -----------

Industrial Conglomerates - 5.8%
817,000                                             3M Company 2.80% 5/19/05                                         813,950
                                                    General Electric Capital Corporation:
500,000                                             2.54% 4/12/05                                                    499,612
700,000                                             2.66% 4/1/05                                                     700,000
                                                                                                                 -----------
                                                                                                                   2,013,562
                                                                                                                 -----------

Multi-Line Insurance - 7.4%
1,500,000                                           American Family Financial Services 2.45% 4/15/05               1,498,570
1,100,000                                           American General Finance Corporation 2.77% 4/20/05             1,098,379
                                                                                                                 -----------
                                                                                                                   2,596,949
                                                                                                                 -----------

Office Services & Supplies - 4.0%
1,400,000                                           Pitney Bowes, Inc. 2.74% 4/29/05~                              1,397,016
                                                                                                                 -----------

Other Diversified Financial Services - 10.3%
1,300,000                                           American Express Company 2.75% 4/20/05                         1,298,113
1,200,000                                           Morgan Stanley 2.70% 4/7/05                                    1,199,460
1,100,000                                           National Rural Utilities Cooperative Finance 2.70% 4/11/0      1,099,175
                                                                                                                 -----------
                                                                                                                   3,596,748
                                                                                                                 -----------

Packaged Foods & Meats - 4.6%
1,600,000                                           Hershey Foods Corporation 2.74% 4/27/05~                       1,596,834
                                                                                                                 -----------

Property & Casualty Insurance - 2.9%
1,000,000                                           General RE Corporation 2.56% 4/19/05                             998,720
                                                                                                                 -----------

Publishing - 2.9%
1,000,000                                           Gannett Company 2.73% 4/12/05~                                   999,166
                                                                                                                 -----------

Soft Drinks - 4.6%
1,600,000                                           Pepsico, Inc. 2.72% 4/22/05~                                   1,597,461
                                                                                                                 -----------

Special Purpose Entity - 20.3%
1,600,000                                           CAFCO LLC 2.89% 5/26/05~                                       1,592,936
1,300,000                                           Ciesco LLC 2.62% 4/8/05~                                       1,299,338
1,300,000                                           Metlife Funding, Inc. 2.65% 6/28/05                            1,291,578
1,400,000                                           Nestle Capital Corporation 2.55% 4/4/05~                       1,399,703
1,500,000                                           Prudential Funding 2.75% 4/18/05                               1,498,052
                                                                                                                 -----------
                                                                                                                   7,081,607
                                                                                                                 -----------

Total Corporate Short-Term Notes                                                                                  34,850,434
(Amortized Cost - $34,850,434)                                                                                   -----------


Total Investments - 99.8%                                                                                         34,850,434
(Total Cost - $34,850,434)
Other Assets and Liabilities - 0.2%                                                                                   76,516
                                                                                                                 -----------
Net Assets - 100.0%                                                                                              $34,926,950
                                                                                                                 ===========


NOTES TO STATEMENT OF INVESTMENTS

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $14,969,453, or 42.9%, of the Fund's net assets as of March 31, 2005.

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $34,850,434.

Security Valuations
-------------------
The Company's board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

                         Dreyfus Founders Passport Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Foreign) - 88.9%
Advertising - 0.7%
5,000                                               Cheil Communications, Inc. (KR)                                 $846,860
                                                                                                                ------------

Aerospace & Defense - 0.6%
50,000                                              Ultra Electronics Holdings PLC (UK)                              682,634
                                                                                                                ------------

Air Freight & Logistics - 0.4%
165                                                 World Logi Company Limited (JA)*                                 537,023
                                                                                                                ------------

Airport Services - 0.2%
30,000                                              Hong Kong Aircraft Engineering Company Limited (HK)              191,166
                                                                                                                ------------

Apparel Retail - 0.6%
260,000                                             SB&T International Limited (IN)                                  640,550
80,000                                              YGM Trading Limited (HK)                                         135,394
                                                                                                                ------------
                                                                                                                     775,944
                                                                                                                ------------

Apparel, Accessories & Luxury Goods - 1.6%
29,175                                              Gildan Activewear, Inc. (CA)*                                  1,237,471
3,800                                               Marimekko Oyj (FI)                                                84,236
2,022,000                                           Top Form International Limited (CN)                              609,231
                                                                                                                ------------
                                                                                                                   1,930,938
                                                                                                                ------------

Application Software - 0.2%
50,000                                              Anker PLC (UK)*                                                  180,697
700,000                                             Intermoco Limited (AU)*                                           35,140
                                                                                                                ------------
                                                                                                                     215,837
                                                                                                                ------------

Asset Management & Custody Banks - 1.4%
25,200                                              AWD Holding AG (GE)                                            1,114,301
22,900                                              RHJ International (BE)*                                          654,583
                                                                                                                ------------
                                                                                                                   1,768,884
                                                                                                                ------------

Auto Parts & Equipment - 0.3%
35,000                                              Teikoku Piston Ring Company Limited (JA)                         397,230
                                                                                                                ------------

Broadcasting & Cable TV - 1.6%
8,000                                               Central European Media Enterprises Limited Class A (SL)*         395,680
28,200                                              SBS Broadcasting SA (LU)*                                      1,259,412
200                                                 Starcat Cable Network Company Limited (JA)                       294,694
                                                                                                                ------------
                                                                                                                   1,949,786
                                                                                                                ------------

Building Products - 2.2%
379,775                                             Iliad Africa Limited (SA)                                        589,732
275,000                                             J.K. Corporation Limited (IN)*                                   389,439
1,808,025                                           PCH Group Limited (AU)                                           809,897
55,800                                              Pfleiderer AG Registered Shares (GE)*                            931,688
                                                                                                                ------------
                                                                                                                   2,720,756
                                                                                                                ------------

Casinos & Gaming - 4.0%
2,500,000                                           eBet Limited (AU)*                                               482,700
4,000,000                                           Gaming Corporation PLC (UK)*                                   1,058,201
92,100                                              Gaming VC Holdings SA (LU)*                                    1,352,262
711,500                                             Las Vegas From Home. com Entertainment, Inc. (CA)*               341,134
484,325                                             Peermont Global Limited (SA)                                     591,586
439,675                                             Ukbetting PLC (UK)*                                              407,106
6,575                                               Unibet Group PLC (SW)*                                           591,396
                                                                                                                ------------
                                                                                                                   4,824,385
                                                                                                                ------------

Catalog Retail - 0.5%
145,900                                             Ideal Shopping Direct PLC (UK)                                   654,786
                                                                                                                ------------

Commodity Chemicals - 0.3%
400,000                                             Ercros SA (SP)*                                                  409,645
                                                                                                                ------------

Communications Equipment - 3.1%
25,375                                              Digital Multimedia Technologies SPA (IT)*                        828,947
49,125                                              Eltek ASA (NW)*                                                  612,444
29,875                                              Option International NV (BE)*                                    980,213
67,000                                              Tamura Taiko Holdings, Inc. (JA)                                 415,509
74,500                                              Tandberg Television ASA (NW)*                                    934,674
                                                                                                                ------------
                                                                                                                   3,771,787
                                                                                                                ------------

Construction & Engineering - 3.9%
54,375                                              Abengoa SA (SP)                                                  596,335
130,000                                             Chiyoda Corporation (JA)                                       1,354,192
40,600                                              JM AB (SW)                                                     1,369,430
4,500                                               Monadelphous Group Limited (AU)                                   38,195
185,825                                             Mota-Engil SGPS SA (PT)                                          590,188
161,825                                             WorleyParsons Limited (AU)                                       852,368
                                                                                                                ------------
                                                                                                                   4,800,708
                                                                                                                ------------

Construction, Farm Machinery & Heavy Trucks - 0.4%
4,467                                               Manitou BF (FR)                                                  170,480
100,000                                             Weichai Power Company Limited (CN)                               341,048
                                                                                                                ------------
                                                                                                                     511,528
                                                                                                                ------------

Consumer Electronics - 0.4%
860,000                                             Alco Holdings Limited (HK)                                       372,139
13,125                                              Loewe AG New Shares (GE)*^#                                      143,943
                                                                                                                ------------
                                                                                                                     516,082
                                                                                                                ------------

Department Stores - 0.5%
19,350                                              Stockmann AB Class B (FI)                                        648,428
                                                                                                                ------------

Distillers & Vintners - 0.0%
100,000                                             42 BELOW Limited (NZ)*                                            44,827
                                                                                                                ------------

Diversified Commercial Services - 3.7%
20,000                                              CeWe Color Holding AG (GE)                                       754,213
28,300                                              Eurofins Scientific (FR)*                                        761,246
25,000                                              GL Events SA (FR)                                                728,870
44,740                                              Hana Tour Service, Inc. (KR)                                     964,851
50,000                                              J Bridge Corporation (JA)*                                       627,623
262,000                                             Melco International Development Limited (HK)                     631,528
                                                                                                                ------------
                                                                                                                   4,468,331
                                                                                                                ------------

Diversified Metals & Mining - 2.1%
459,500                                             Constellation Copper Corporation (CA)*                           379,846
125,000                                             Gujarat NRE Coke Limited (IN)                                    329,279
33,000                                              Neomax Company Limited (JA)                                      778,607
13,500                                              Sumitomo Titanium Corporation (JA)                             1,062,576
                                                                                                                ------------
                                                                                                                   2,550,308
                                                                                                                ------------

Electric Utilities - 0.7%
60                                                  Centralschweizerische Kraftwerke (SZ)                            225,733
45                                                  Compagnie vaudoise d'electricite (SZ)                             45,147
161,950                                             Spice Holdings PLC (UK)                                          588,247
                                                                                                                ------------
                                                                                                                     859,127
                                                                                                                ------------

Electrical Components & Equipment - 1.4%
8,000                                               Bekaert NV (BE)                                                  672,543
8,000                                               Solarworld AG (GE)                                             1,002,333
                                                                                                                ------------
                                                                                                                   1,674,876
                                                                                                                ------------

Electronic Equipment Manufacturers - 2.5%
41,650                                              Emco Limited (IN)                                                304,257
105,000                                             Origin Electric Company Limited (JA)                             704,047
94,025                                              Rotork PLC (UK)                                                  827,960
501,000                                             Sino-American Silicon Products, Inc. (TW)                        468,306
42,275                                              Sunways AG (GE)*                                                 797,383
                                                                                                                ------------
                                                                                                                   3,101,953
                                                                                                                ------------

Employment Services - 0.7%
25,000                                              United Services Group NV (NE)                                    799,196
                                                                                                                ------------

Environmental Services - 0.5%
425                                                 Nippon Jogesuido Sekkei Company Limited (JA)                     661,895
                                                                                                                ------------

Food Distributors - 0.5%
25,000                                              Sansei Foods Company Limited (JA)                                605,008
                                                                                                                ------------

Food Retail - 1.0%
400,000                                             C.P. 7-Eleven Public Company Limited Foreign Shares (TH)         582,822
10,225                                              Groupe Bourbon SA (FR)                                           611,061
                                                                                                                ------------
                                                                                                                   1,193,883
                                                                                                                ------------

Gas Utilities - 0.6%
138,000                                             Shizuoka Gas Company Limited (JA)                                675,650
                                                                                                                ------------

Gold - 1.1%
50,000                                              Agnico-Eagle Mines Limited (CA)                                  729,520
189,350                                             Crystallex International Corporation (CA)*                       663,672
                                                                                                                ------------
                                                                                                                   1,393,192
                                                                                                                ------------

Healthcare Equipment - 1.1%
26,825                                              Cochlear Limited (AU)                                            679,534
19,100                                              Syneron Medical Limited (IS)*                                    608,526
                                                                                                                ------------
                                                                                                                   1,288,060
                                                                                                                ------------

Healthcare Facilities - 0.8%
68,000                                              Capio AB (SW)*                                                 1,029,006
                                                                                                                ------------

Heavy Electrical Equipment - 1.5%
450                                                 Japan Wind Development Company Limited (JA)*                     994,591
25,000                                              Solon AG fuer Solartechnik (GE)*                                 782,668
                                                                                                                ------------
                                                                                                                   1,777,259
                                                                                                                ------------

Highways & Railtracks - 0.9%
71,600                                              Societa Iniziative Autostradali e Servizi SPA (IT)             1,044,205
                                                                                                                ------------

Home Furnishings - 0.7%
10,070                                              U10 (FR)                                                         818,498
                                                                                                                ------------

Home Improvement Retail - 0.1%
18,200                                              Homac Corporation (JA)                                           155,980
                                                                                                                ------------

Homebuilding - 0.5%
25,100                                              Nihon Eslead Corporation (JA)                                    643,710
                                                                                                                ------------

Hotels, Resorts & Cruise Lines - 1.8%
8,936,475                                           MyTravel Group PLC (UK)*                                         991,253
5,250                                               Pierre & Vacances (FR)                                           598,911
4,614                                               Societe du Louvre (FR)                                           651,965
                                                                                                                ------------
                                                                                                                   2,242,129
                                                                                                                ------------

Industrial Conglomerates - 0.8%
3,406,000                                           Aboitiz Equity Ventures, Inc. (PH)                               282,797
850,000                                             Cookson Group PLC (UK)*                                          642,479
                                                                                                                ------------
                                                                                                                     925,276
                                                                                                                ------------

Industrial Machinery - 3.1%
317,075                                             Fenner PLC (UK)                                                  844,814
20,000                                              Kardex AG (SZ)                                                   723,184
68,590                                              Kenertec Company Limited (KR)                                    622,747
60,000                                              Pinguely-Haulotte (FR)                                           634,690
1,750                                               Schweiter Technologies AG (SZ)*                                  351,141
145,000                                             Tsugami Corporation (JA)                                         603,096
                                                                                                                ------------
                                                                                                                   3,779,672
                                                                                                                ------------

Internet Retail - 0.3%
4,370                                               CJ Home Shopping (KR)                                            317,583
                                                                                                                ------------

Internet Software & Services - 5.1%
41,666                                              Ahnlab, Inc. (KR)                                                734,437
1,246,800                                           Deal Group Media PLC (UK)*                                       494,762
250,000                                             Fast Search & Transfer ASA (NW)*                                 520,776
96,800                                              Geodesic Information Systems Limited (IN)                        273,500
6,940                                               NHN Corporation (KR)*                                            605,499
299,000                                             PC Home Online (TW)                                              372,493
78,000                                              realestate.com.au Limited (AU)*                                   86,145
2,168,800                                           Telecom Italia Media SPA (IT)*                                 1,211,761
121,300                                             Thomson Intermedia PLC (UK)*                                     446,967
28,975                                              United Internet AG (GE)                                          924,015
372,625                                             World Gaming PLC Sponsored ADR (UK)*                             510,496
                                                                                                                ------------
                                                                                                                   6,180,851
                                                                                                                ------------

IT Consulting & Other Services - 0.7%
25,000                                              MacDonald, Dettwiler and Associates Limited (CA)*                560,056
250,000                                             Northgate Information Solutions PLC 144A (UK)*+                  320,059
                                                                                                                ------------
                                                                                                                     880,115
                                                                                                                ------------

Leisure Facilities - 1.1%
302,975                                             Goals Soccer Centres PLC (UK)*                                   674,137
243,000                                             Tokyotokeiba Company Limited (JA)                                709,307
                                                                                                                ------------
                                                                                                                   1,383,444
                                                                                                                ------------

Leisure Products - 0.3%
255,550                                             Stargames Limited (AU)                                           274,339
11,000                                              Yonex Company Limited (JA)                                       131,307
                                                                                                                ------------
                                                                                                                     405,646
                                                                                                                ------------

Marine - 1.3%
650,000                                             Cosco Corporation Limited (SG)                                   629,998
60,000                                              Diana Shipping, Inc. (GR)*                                       992,400
                                                                                                                ------------
                                                                                                                   1,622,398
                                                                                                                ------------

Marine Ports & Services - 0.7%
196,000                                             Hamworthy KSE (UK)*                                              854,630
                                                                                                                ------------

Movies & Entertainment - 1.3%
16,225                                              CTS Eventim AG (GE)*                                             573,154
70,000                                              Yoshimoto Kogyo Company Limited (JA)                           1,051,012
                                                                                                                ------------
                                                                                                                   1,624,166
                                                                                                                ------------

Multi-Utilities & Unregulated Power - 0.7%
10,000                                              Conergy AG (GE)*                                                 864,662
                                                                                                                ------------

Office Services & Supplies - 0.3%
65,425                                              Corporate Express Australia Limited (AU)                         322,375
                                                                                                                ------------

Oil & Gas Drilling - 1.9%
919,975                                             Liquefied Natural Gas Limited (AU)*                              319,732
64,300                                              Major Drilling Group International, Inc. (CA)*                   717,575
150,950                                             Saxon Energy Services, Inc. (CA)*                                598,958
121,000                                             SIEM Offshore (NW)*                                              729,433
                                                                                                                ------------
                                                                                                                   2,365,698
                                                                                                                ------------

Oil & Gas Equipment & Services - 3.3%
14,200                                              Aban Loyd Chiles Offshore Limited (IN)                           620,232
43,600                                              APL AS (NW)*                                                     368,110
81,138                                              Offshore Hydrocarbon Mapping Limited (UK)*                       383,305
50,000                                              ShawCor Limited (CA)                                             743,986
100,000                                             Stolt Offshore SA (NW)*                                          771,695
5,650                                               Vallourec SA (FR)                                              1,194,601
                                                                                                                ------------
                                                                                                                   4,081,929
                                                                                                                ------------

Oil & Gas Exploration & Production - 4.7%
457,475                                             Australian Worldwide Exploration Limited (AU)*                   621,838
118,400                                             Burren Energy PLC (UK)                                         1,133,212
73,675                                              Crew Energy, Inc. (CA)*                                          677,247
27,125                                              Etablissements Maurel et Prom (FR)*                              576,679
47,200                                              Exploration Resources ASA (NW)*                                  953,430
285,600                                             Faroe Petroleum PLC (UK)*                                        671,905
90,950                                              Hawker Resources, Inc. (CA)*                                     357,124
288,375                                             Hindustan Oil Exploration Company Limited (IN)                   699,561
                                                                                                                ------------
                                                                                                                   5,690,996
                                                                                                                ------------

Oil & Gas Refining, Marketing, & Transportation - 0.4%
74,425                                              D1 Oils PLC (UK)*                                                520,356
                                                                                                                ------------

Packaged Foods & Meats - 1.6%
100,000                                             Lakshmi Overseas Industries Limited (IN)                         509,216
300,000                                             Nosan Corporation (JA)                                           741,397
10,700                                              Unicharm Petcare Corporation (JA)                                640,623
                                                                                                                ------------
                                                                                                                   1,891,236
                                                                                                                ------------

Paper Packaging - 0.5%
17,050                                              Constantia Packaging AG (AT)                                     640,977
                                                                                                                ------------

Precious Metals & Minerals - 0.3%
12,400                                              Aber Diamond Corporation (CA)                                    376,090
                                                                                                                ------------

Publishing - 0.4%
29,733                                              Aufeminin.com SA (FR)*                                           452,894
                                                                                                                ------------

Railroads - 0.9%
25,000                                              All America Latina Logistica Units 144A (BR)+                    688,202
100,000                                             Hanshin Electric Railway Company Limited (JA)                    386,086
                                                                                                                ------------
                                                                                                                   1,074,288
                                                                                                                ------------

Real Estate Management & Development - 4.4%
1,847,100                                           Amata Corporation Public Company Limited Foreign Shares (        552,430
35,000                                              Diamond City Company Limited (JA)                                889,443
332,500                                             Expomedia Group PLC (UK)*                                        911,045
1,312,000                                           Midland Realty Holdings Limited (HK)                             811,642
16,000                                              Orco Property Group (LU)                                         889,811
7,000                                               Sumitomo Real Estate Sales Company Limited (JA)                  364,917
23,600                                              Touei Housing Corporation (JA)                                   583,232
16,125                                              Vivacon AG (GE)                                                  312,299
                                                                                                                ------------
                                                                                                                   5,314,819
                                                                                                                ------------

Regional Banks - 1.8%
10,000                                              Aichi Bank Limited (JA)                                        1,075,259
350,000                                             Islamic Bank of Britain PLC (UK)                                 465,079
72,000                                              Tokushima Bank Limited (JA)                                      661,382
                                                                                                                ------------
                                                                                                                   2,201,720
                                                                                                                ------------

Reinsurance - 0.5%
300,000                                             Scor (FR)*                                                       645,579
                                                                                                                ------------

Semiconductor Equipment - 1.2%
159,450                                             ClearSpeed Technology PLC (UK)*                                  613,244
86,175                                              Silicon-On-Insulator Technologies (FR)*                          874,709
                                                                                                                ------------
                                                                                                                   1,487,953
                                                                                                                ------------

Specialized Finance - 0.9%
50,000                                              NETeller PLC (UK)*                                               580,121
555,321                                             SREI Infrastructure Finance Limited (IN)                         560,725
                                                                                                                ------------
                                                                                                                   1,140,846
                                                                                                                ------------

Specialty Chemicals - 3.3%
107,575                                             Carborundum Universal Limited (IN)                               314,166
232,000                                             Dai-Ichi Kogyo Seiyaku Company Limited (JA)                      874,084
75,000                                              ISE Chemicals Corporation (JA)                                   391,681
374,675                                             Romag Holdings PLC (UK)                                          626,582
260,000                                             Tokuyama Corporation (JA)                                      1,869,440
                                                                                                                ------------
                                                                                                                   4,075,953
                                                                                                                ------------

Systems Software - 0.3%
150,000                                             F-Secure Oyj (FI)*                                               363,625
                                                                                                                ------------

Textiles - 0.6%
300,000                                             Kurabo Industries Limited (JA)                                   786,161
                                                                                                                ------------

Trading Companies & Distributors - 1.1%
41,839                                              Univar NV (NE)                                                 1,381,978
                                                                                                                ------------

Total Common Stocks (Foreign)                                                                                    108,835,416
(Cost - $107,882,287)                                                                                           ------------


Units                                                                                                        Market Value
----------------------------------------------------------------------------------------------------------------------------
Foreign Rights and Warrants - 0.0%
Industrial Conglomerates - 0.0%
204,677                                             Media Prima Berhad ICULS, expire 2008 (MA)                       $47,399
                                                                                                                ------------

Integrated Telecommunication Services - 0.0%
600,000                                             Yangtze Telecom Corporation Warrants, expire 2005 (CN)*^#              0
                                                                                                                ------------

Total Foreign Rights and Warrants                                                                                     47,399
(Cost - $53,933)                                                                                                ------------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 9.0%
Brewers - 4.1%
$5,000,000                                          Anheuser-Busch Company 2.73% 4/1/05~                          $5,000,000
                                                                                                                ------------

Pharmaceuticals - 4.9%
6,000,000                                           Abbott Laboratories 2.78% 4/1/05~                              6,000,000
                                                                                                                ------------

Total Corporate Short-Term Notes                                                                                  11,000,000
(Amortized Cost - $11,000,000)                                                                                  ------------


Total Investments - 97.9%                                                                                        119,882,815
(Total Cost - $118,936,220)
Other Assets and Liabilities - 2.1%                                                                                2,552,121
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $122,434,936
                                                                                                                ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

+ Security was acquired pursuant to Rule 144A and may be deemed to be restricted for resale. These securities amounted to $1,008,261, or 0.8%, of the Fund's net assest as of March 31, 2005.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $11,000,000, or 9.0%, of the Fund's net assets as of March 31, 2005.

# Fair valued security.

ADR - American Depositary Receipt
ICULS - Irredeemable Convertible Unsecured Loan Stock

^ Schedule of restricted and illiquid Securities:

                                                                                                         Value as %
                                                          Acquisition Date   Acquisition Cost   Value   of Net Assets
                                                          -----------------------------------------------------------
Loewe AG New Shares (GE)                                     12/28/2004         $122,767       $143,943       0.12%
Yangtze Telecom Corporation Warrants, expire 2005 (CN)         3/8/2004                0              0       0.00%
                                                          -----------------------------------------------------------
                                                                                $122,767       $143,943       0.12%

The Fund may have registration rights for certain restricted securities, which may require that registration costs be borne by the Fund.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AT Austria                                          KR South Korea
AU Australia                                        LU Luxembourg
BD Bermuda                                          MA Malaysia
BE Belgium                                          NE Netherlands
BR Brazil                                           NW Norway
CA Canada                                           NZ New Zealand
CN China                                            PH Philippines
DE Denmark                                          PT Portugal
FI Finland                                          SA South Africa
FR France                                           SG Singapore
GE Germany                                          SL Slovak Republic
GR Greece                                           SP Spain
HK Hong Kong                                        SW Sweden
IN India                                            SZ Switzerland
IS Israel                                           TH Thailand
IT Italy                                            TW Taiwan
JA Japan                                            UK United Kingdom

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $118,988,038. The gross tax appreciation was $4,690,498 and the gross tax depreciation was $3,795,721, resulting in net tax appreciation of $894,777.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                     Dreyfus Founders Worldwide Growth Fund
                            Statement of Investments
                           March 31, 2005 (unaudited)


Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 49.3%
Airlines - 1.4%
67,825                                              AMR Corporation*                                                $725,721
22,475                                              JetBlue Airways Corporation*                                     427,924
                                                                                                                 -----------
                                                                                                                   1,153,645

Apparel Retail - 0.7%
25,825                                              Gap, Inc.                                                        564,018
                                                                                                                 -----------

Application Software - 0.8%
22,825                                              Autodesk, Inc.                                                   679,272
                                                                                                                 -----------

Asset Management & Custody Banks - 0.8%
14,725                                              Northern Trust Corporation                                       639,654
                                                                                                                 -----------

Biotechnology - 1.7%
9,000                                               Genentech, Inc.*                                                 509,490
9,000                                               Genzyme Corporation*                                             515,160
17,700                                              MedImmune, Inc.*                                                 421,437
                                                                                                                 -----------
                                                                                                                   1,446,087
                                                                                                                 -----------

Broadcasting & Cable TV - 2.4%
44,325                                              Comcast Corporation Special Class A*                           1,480,455
17,350                                              EchoStar Communications Corporation                              507,488
                                                                                                                 -----------
                                                                                                                   1,987,943
                                                                                                                 -----------

Communications Equipment - 1.5%
24,000                                              Cisco Systems, Inc.*                                             429,360
25,800                                              Motorola, Inc.                                                   386,226
11,725                                              QUALCOMM, Inc.                                                   429,721
                                                                                                                 -----------
                                                                                                                   1,245,307
                                                                                                                 -----------

Computer Hardware - 0.5%
9,850                                               Apple Computer, Inc.*                                            410,450
                                                                                                                 -----------

Computer Storage & Peripherals - 1.2%
82,800                                              EMC Corporation*                                               1,020,096
                                                                                                                 -----------

Data Processing & Outsourced Services - 1.8%
33,300                                              Automatic Data Processing, Inc.                                1,496,835
                                                                                                                 -----------

Department Stores - 1.9%
12,375                                              J.C. Penney Company, Inc.                                        642,510
18,625                                              Kohl's Corporation*                                              961,609
                                                                                                                 -----------
                                                                                                                   1,604,119
                                                                                                                 -----------

Employment Services - 1.6%
15,625                                              Manpower, Inc.                                                   680,000
23,375                                              Monster Worldwide, Inc.*                                         655,669
                                                                                                                 -----------
                                                                                                                   1,335,669
                                                                                                                 -----------

Food Retail - 0.3%
13,850                                              Safeway, Inc.*                                                   256,641
                                                                                                                 -----------

General Merchandise Stores - 2.1%
21,250                                              Dollar General Corporation                                       465,588
25,525                                              Target Corporation                                             1,276,761
                                                                                                                 -----------
                                                                                                                   1,742,349
                                                                                                                 -----------

Healthcare Equipment - 0.7%
12,275                                              Medtronic, Inc.                                                  625,411
                                                                                                                 -----------

Healthcare Supplies - 0.8%
14,450                                              Charles River Laboratories International, Inc.*                  679,728
                                                                                                                 -----------

Hotels, Resorts & Cruise Lines - 0.7%
12,000                                              Carnival Corporation                                             621,720
                                                                                                                 -----------

Household Products - 2.3%
6,950                                               Clorox Company                                                   437,781
29,425                                              Colgate-Palmolive Company                                      1,535,102
                                                                                                                 -----------
                                                                                                                   1,972,883
                                                                                                                 -----------

Hypermarkets & Super Centers - 1.2%
21,050                                              Wal-Mart Stores, Inc.                                          1,054,816
                                                                                                                 -----------

Industrial Conglomerates - 1.0%
23,375                                              General Electric Company                                         842,903
                                                                                                                 -----------

Internet Software & Services - 0.6%
14,825                                              Yahoo!, Inc.*                                                    502,568
                                                                                                                 -----------

Investment Banking & Brokerage - 1.0%
7,875                                               Goldman Sachs Group, Inc.                                        866,171
                                                                                                                 -----------

Leisure Facilities - 1.5%
28,800                                              Royal Caribbean Cruises Limited                                1,287,072
                                                                                                                 -----------

Movies & Entertainment - 1.2%
9,300                                               DreamWorks Animation SKG, Inc.*                                  378,603
21,850                                              Walt Disney Company                                              627,751
                                                                                                                 -----------
                                                                                                                   1,006,354
                                                                                                                 -----------

Multi-Line Insurance - 0.3%
5,200                                               American International Group, Inc.                               288,132
                                                                                                                 -----------

Office Electronics - 0.4%
6,575                                               Zebra Technologies Corporation*                                  312,247
                                                                                                                 -----------

Other Diversified Financial Services - 0.9%
9,008                                               Citigroup, Inc.                                                  404,820
10,456                                              JPMorgan Chase & Company                                         361,778
                                                                                                                 -----------
                                                                                                                     766,598
                                                                                                                 -----------

Personal Products - 1.6%
25,975                                              Gillette Company                                               1,311,218
                                                                                                                 -----------

Pharmaceuticals - 4.4%
18,850                                              Abbott Laboratories                                              878,787
3,825                                               Eli Lilly and Company                                            199,283
22,975                                              Johnson & Johnson                                              1,543,001
42,731                                              Pfizer, Inc.                                                   1,122,543
                                                                                                                 -----------
                                                                                                                   3,743,614
                                                                                                                 -----------

Property & Casualty Insurance - 0.6%
8,850                                               Allstate Corporation                                             478,431
                                                                                                                 -----------

Railroads - 2.8%
16,250                                              Burlington Northern Santa Fe Corporation                         876,363
21,450                                              Union Pacific Corporation                                      1,495,065
                                                                                                                 -----------
                                                                                                                   2,371,428
                                                                                                                 -----------

Semiconductor Equipment - 0.5%
15,500                                              Novellus Systems, Inc.*                                          414,315
                                                                                                                 -----------

Semiconductors - 3.6%
26,100                                              Broadcom Corporation*                                            780,912
46,050                                              Intel Corporation                                              1,069,742
16,050                                              Maxim Integrated Products, Inc.                                  655,964
20,225                                              Texas Instruments, Inc.                                          515,535
                                                                                                                 -----------
                                                                                                                   3,022,153
                                                                                                                 -----------

Soft Drinks - 0.5%
9,550                                               Coca-Cola Company                                                397,949
                                                                                                                 -----------

Specialty Stores - 0.2%
7,025                                               Petsmart, Inc.                                                   201,969
                                                                                                                 -----------

Systems Software - 1.0%
24,900                                              Microsoft Corporation                                            601,833
12,975                                              Symantec Corporation*                                            276,757
                                                                                                                 -----------
                                                                                                                     878,590
                                                                                                                 -----------

Thrifts & Mortgage Finance - 1.3%
28,100                                              The PMI Group, Inc.                                            1,068,081
                                                                                                                 -----------

Trading Companies & Distributors - 1.5%
20,675                                              W.W. Grainger, Inc.                                            1,287,432
                                                                                                                 -----------

Total Common Stocks (Domestic)                                                                                    41,583,868
(Cost - $38,260,214)                                                                                             -----------

Common Stocks (Foreign) - 49.7%
Aerospace & Defense - 0.5%
90,600                                              BAE Systems PLC (UK)                                             444,269
                                                                                                                 -----------

Apparel, Accessories & Luxury Goods - 1.4%
18,900                                              Bulgari SPA (IT)                                                 224,673
45,600                                              Burberry Group PLC (UK)                                          352,857
20,300                                              Compagnie Financiere Richemont AG (SZ)                           637,292
                                                                                                                 -----------
                                                                                                                   1,214,822
                                                                                                                 -----------

Application Software - 1.2%
63,600                                              Sage Group PLC (UK)                                              241,865
2,010                                               SAP AG (GE)                                                      322,580
10,000                                              Trend Micro, Inc. (JA)                                           429,917
                                                                                                                 -----------
                                                                                                                     994,362
                                                                                                                 -----------

Automobile Manufacturers - 1.9%
8,000                                               Honda Motor Company Limited (JA)                                 400,634
5,800                                               Renault SA (FR)                                                  518,045
18,000                                              Toyota Motor Corporation (JA)                                    669,775
                                                                                                                 -----------
                                                                                                                   1,588,454
                                                                                                                 -----------

Biotechnology - 0.4%
450                                                 Serono SA (SZ)                                                   326,561
                                                                                                                 -----------

Brewers - 2.1%
23,700                                              Asahi Breweries Limited (JA)                                     306,997
8,300                                               InBev NV (BE)                                                    290,618
7,900                                               Orkla ASA (NW)                                                   289,236
58,500                                              SABMiller PLC (UK)                                               915,859
                                                                                                                 -----------
                                                                                                                   1,802,710
                                                                                                                 -----------

Broadcasting & Cable TV - 1.7%
116                                                 Fuji Television Network, Inc. (JA)                               273,692
104,400                                             ITV PLC (UK)                                                     251,531
47,100                                              Mediaset SPA (IT)                                                677,742
16,100                                              Publishing & Broadcasting Limited (AU)                           191,365
                                                                                                                 -----------
                                                                                                                   1,394,330
                                                                                                                 -----------

Building Products - 0.4%
32,000                                              Asahi Glass Company Limited (JA)                                 337,219
                                                                                                                 -----------

Communications Equipment - 1.6%
45,100                                              Nokia Oyj (FI)                                                   699,243
2,400                                               Research In Motion Limited (CA)*                                 183,933
161,200                                             Telefonaktiebolaget LM Ericsson (SW)                             453,674
                                                                                                                 -----------
                                                                                                                   1,336,850
                                                                                                                 -----------

Construction, Farm Machinery & Heavy Trucks - 0.9%
16,800                                              Volvo AB Class B (SW)                                            742,480
                                                                                                                 -----------

Consumer Finance - 0.3%
3,400                                               Sanyo Shinpan Finance Company Limited (JA)                       230,831
                                                                                                                 -----------

Diversified Banks - 3.5%
7,280                                               Alpha Bank AE (GR)                                               245,938
98,900                                              Banca Intesa SPA (IT)                                            502,577
51,771                                              Barclays PLC (UK)                                                529,254
6,889                                               BNP Paribas SA (FR)                                              488,053
14,000                                              HBOS PLC (UK)                                                    218,254
6,988                                               Royal Bank of Scotland Group PLC (UK)                            222,369
25,000                                              Shizuoka Bank Limited (JA)                                       252,495
4,600                                               Societe Generale (FR)                                            477,949
                                                                                                                 -----------
                                                                                                                   2,936,889
                                                                                                                 -----------

Diversified Capital Markets - 1.1%
15,100                                              Credit Suisse Group (SZ)                                         648,261
2,844                                               UBS AG (SZ)                                                      240,150
                                                                                                                 -----------
                                                                                                                     888,411
                                                                                                                 -----------

Diversified Chemicals - 0.6%
7,400                                               BASF AG (GE)                                                     524,255
                                                                                                                 -----------

Diversified Metals & Mining - 1.6%
49,500                                              BHP Billiton Limited (AU)                                        683,167
33,100                                              Xstrata PLC (UK)                                                 631,727
                                                                                                                 -----------
                                                                                                                   1,314,894
                                                                                                                 -----------

Electric Utilities - 1.0%
5,800                                               E.ON AG (GE)                                                     496,992
19,300                                              Fortum Oyj (FI)                                                  375,792
                                                                                                                 -----------
                                                                                                                     872,784
                                                                                                                 -----------

Electrical Components & Equipment - 0.4%
34,700                                              Sumitomo Electric Industries Limited (JA)                        369,232
                                                                                                                 -----------

Electronic Equipment Manufacturers - 0.6%
4,400                                               Hoya Corporation (JA)                                            484,193
                                                                                                                 -----------

Food Retail - 1.6%
1,900                                               Colruyt NV (BE)                                                  295,074
3,700                                               Delhaize Group (BE)                                              253,494
127,900                                             Tesco PLC (UK)                                                   764,935
                                                                                                                 -----------
                                                                                                                   1,313,503
                                                                                                                 -----------

Forest Products - 0.3%
20,100                                              Canfor Corporation (CA)*                                         269,839
                                                                                                                 -----------

Household Products - 0.5%
12,550                                              Reckitt Benckiser PLC (UK)                                       398,887
                                                                                                                 -----------

Hypermarkets & Super Centers - 0.3%
4,000                                               Metro AG (GE)                                                    214,726
                                                                                                                 -----------

Industrial Conglomerates - 0.2%
23,900                                              Keppel Corporation Limited (SG)                                  157,808
                                                                                                                 -----------

Industrial Machinery - 0.2%
3,100                                               Saurer AG (SZ)*                                                  203,453
                                                                                                                 -----------

Integrated Oil & Gas - 2.4%
76,742                                              BP PLC (UK)                                                      795,408
6,400                                               Husky Energy, Inc. (CA)                                          192,206
13,900                                              Repsol YPF SA (SP)                                               367,952
3,020                                               Total SA (FR)                                                    706,650
                                                                                                                 -----------
                                                                                                                   2,062,216
                                                                                                                 -----------

Integrated Telecommunication Services - 1.8%
9,600                                               Deutsche Telekom AG (GE)                                         191,776
14,600                                              France Telecom (FR)                                              437,205
32,000                                              Koninklijke KPN NV (NE)                                          286,233
18,100                                              Telus Corporation (CA)                                           581,887
                                                                                                                 -----------
                                                                                                                   1,497,101
                                                                                                                 -----------

Internet Software & Services - 0.2%
8,200                                               Open Text Corporation (CA)*                                      147,772
                                                                                                                 -----------

IT Consulting & Other Services - 2.5%
87,200                                              Accenture Limited Class A (BD)*                                2,105,880
                                                                                                                 -----------

Leisure Products - 0.4%
16,600                                              Sankyo Company Limited (JA)                                      349,865
                                                                                                                 -----------

Life & Health Insurance - 0.7%
84,900                                              Friends Provident PLC (UK)                                       284,364
103,600                                             Old Mutual PLC (UK)                                              263,307
                                                                                                                 -----------
                                                                                                                     547,671
                                                                                                                 -----------

Marine - 1.0%
64                                                  AP Moller-Maersk AS (DE)                                         595,758
35,000                                              Kawasaki Kisen Kaisha Limited (JA)                               241,537
                                                                                                                 -----------
                                                                                                                     837,295
                                                                                                                 -----------

Movies & Entertainment - 0.4%
11,900                                              Vivendi Universal SA (FR)                                        364,528
                                                                                                                 -----------

Multi-Line Insurance - 0.5%
13,200                                              Aviva PLC (UK)                                                   158,390
4,900                                               Baloise Holding Limited (SZ)                                     235,557
                                                                                                                 -----------
                                                                                                                     393,947
                                                                                                                 -----------

Multi-Utilities & Unregulated Power - 0.3%
9,200                                               Suez SA (FR)                                                     247,591
                                                                                                                 -----------

Office Electronics - 0.9%
14,000                                              Canon, Inc. (JA)                                                 750,723
                                                                                                                 -----------

Oil & Gas Exploration & Production - 1.0%
13,300                                              Eni SPA (IT)                                                     345,345
2,600                                               Norsk Hydro ASA (NW)                                             214,591
161,900                                             Oil Search Limited (AU)                                          302,593
                                                                                                                 -----------
                                                                                                                     862,529
                                                                                                                 -----------

Other Diversified Financial Services - 1.3%
27,900                                              ING Groep NV (NE)                                                842,715
7,900                                               Sun Life Financial, Inc. (CA)                                    257,630
                                                                                                                 -----------
                                                                                                                   1,100,345
                                                                                                                 -----------

Pharmaceuticals - 5.6%
15,200                                              AstraZeneca Group PLC (UK)                                       599,153
12,200                                              Eisai Company Limited (JA)                                       414,138
5,400                                               Merck KGaA (GE)                                                  388,584
11,088                                              Novartis AG (SZ)                                                 517,273
6,100                                               Novo Nordisk AS Class B (DE)                                     339,638
8,000                                               Ono Pharmaceuticals Company Limited (JA)                         417,047
9,500                                               Sanofi-Aventis (FR)                                              801,108
48,300                                              Shire Pharmaceuticals Group PLC (UK)                             551,726
14,500                                              Takeda Pharmaceuticals Company Limited (JA)                      690,991
                                                                                                                 -----------
                                                                                                                   4,719,658
                                                                                                                 -----------

Precious Metals & Minerals - 0.3%
12,400                                              ThyssenKrupp AG (GE)                                             255,909
                                                                                                                 -----------

Property & Casualty Insurance - 0.3%
21,500                                              QBE Insurance Group Limited (AU)                                 247,247
                                                                                                                 -----------

Semiconductors - 0.3%
119,700                                             ARM Holdings PLC (UK)                                            238,065
                                                                                                                 -----------

Steel - 0.8%
16,300                                              JFE Holdings, Inc. (JA)                                          454,509
92,000                                              Nippon Steel Corporation (JA)                                    232,510
                                                                                                                 -----------
                                                                                                                     687,019
                                                                                                                 -----------

Tires & Rubber - 0.8%
8,900                                               Continental AG (GE)                                              688,787
                                                                                                                 -----------

Trading Companies & Distributors - 0.8%
51,000                                              Mitsubishi Corporation (JA)                                      660,627
                                                                                                                 -----------

Wireless Telecommunication Services - 3.1%
11,000                                              Bouygues SA (FR)                                                 436,064
128,600                                             China Mobile (Hong Kong) Limited (HK)                            420,450
89,700                                              O2 PLC (UK)*                                                     202,130
596,575                                             Vodafone Group PLC (UK)                                        1,583,877
                                                                                                                 -----------
                                                                                                                   2,642,521
                                                                                                                 -----------

Total Common Stocks (Foreign)                                                                                     41,769,058
(Cost - $32,996,210)                                                                                             -----------


Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 1.2%
Healthcare Equipment - 1.2%
$1,000,000                                          Becton Dickinson & Company 2.82% 4/1/05                       $1,000,000
                                                                                                                 -----------

Total Corporate Short-Term Notes                                                                                   1,000,000
(Amortized Cost - $1,000,000)                                                                                    -----------


Total Investments - 100.2%                                                                                        84,352,926
(Total Cost - $72,256,424)
Other Assets and Liabilities - (0.2%)                                                                              (154,183)
                                                                                                                 -----------
Net Assets - 100.0%                                                                                              $84,198,743
                                                                                                                 ===========


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AT Austria                                          KR South Korea
AU Australia                                        LU Luxembourg
BD Bermuda                                          MA Malaysia
BE Belgium                                          NE Netherlands
BR Brazil                                           NW Norway
CA Canada                                           NZ New Zealand
CN China                                            PH Philippines
DE Denmark                                          PT Portugal
FI Finland                                          SA South Africa
FR France                                           SG Singapore
GE Germany                                          SL Slovak Republic
GR Greece                                           SP Spain
HK Hong Kong                                        SW Sweden
IN India                                            SZ Switzerland
IS Israel                                           TH Thailand
IT Italy                                            TW Taiwan
JA Japan                                            UK United Kingdom

Federal Tax Information
-----------------------
At March 31, 2005, the federal tax cost of the Fund's investments was $72,534,875. The gross tax appreciation was $13,069,290 and the gross tax depreciation was $1,251,239, resulting in net tax appreciation of $11,818,051.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2005, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM 3. EXHIBITS

     Attached hereto as Exhibit EX-99.CERT

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:      /s/ Richard W. Sabo
         --------------------------
         Richard W. Sabo, President

Date:    May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Richard W. Sabo
         --------------------------------------------
         Richard W. Sabo, Principal Executive Officer

Date:    May 23, 2005


By:      /s/ Robert T. Kelly
         --------------------------------------------
         Robert T. Kelly, Principal Financial Officer

Date:    May 23, 2005